Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.125%	11/15/27	250	250
	United States Treasury Note/Bond	4.125%	10/31/31	110	110
	United States Treasury Note/Bond	4.250%	11/15/34	190	191
[1]	United States Treasury Note/Bond	4.625%	11/15/44	615	628
	United States Treasury Note/Bond	4.250%	8/15/54	5	5
Total U.S. Government and Agency Obligations (Cost $1,182)					1,184
Corporate Bonds (98.1%)
Communications (12.1%)
	Alphabet Inc.	1.998%	8/15/26	365	351
	Alphabet Inc.	0.800%	8/15/27	185	169
	Alphabet Inc.	1.100%	8/15/30	295	248
	Alphabet Inc.	1.900%	8/15/40	215	147
	Alphabet Inc.	2.050%	8/15/50	385	229
	Alphabet Inc.	2.250%	8/15/60	260	151
	America Movil SAB de CV	3.625%	4/22/29	310	295
	America Movil SAB de CV	2.875%	5/7/30	195	177
	America Movil SAB de CV	4.700%	7/21/32	140	137
	America Movil SAB de CV	6.375%	3/1/35	106	116
	America Movil SAB de CV	6.125%	3/30/40	255	272
	America Movil SAB de CV	4.375%	7/16/42	340	300
	America Movil SAB de CV	4.375%	4/22/49	205	178
	AT&T Inc.	1.700%	3/25/26	420	404
	AT&T Inc.	3.800%	2/15/27	145	143
	AT&T Inc.	4.250%	3/1/27	300	298
	AT&T Inc.	2.300%	6/1/27	475	449
	AT&T Inc.	1.650%	2/1/28	441	403
[2]	AT&T Inc.	4.100%	2/15/28	345	340
	AT&T Inc.	4.350%	3/1/29	525	520
[2]	AT&T Inc.	4.300%	2/15/30	605	594
	AT&T Inc.	2.750%	6/1/31	517	459
	AT&T Inc.	2.250%	2/1/32	425	358
	AT&T Inc.	2.550%	12/1/33	640	528
	AT&T Inc.	5.400%	2/15/34	457	470
	AT&T Inc.	4.500%	5/15/35	490	466
	AT&T Inc.	5.250%	3/1/37	205	206
	AT&T Inc.	4.850%	3/1/39	105	101
	AT&T Inc.	3.500%	6/1/41	460	368
	AT&T Inc.	4.300%	12/15/42	215	188
	AT&T Inc.	4.350%	6/15/45	170	146
	AT&T Inc.	4.750%	5/15/46	325	296
	AT&T Inc.	5.650%	2/15/47	205	212
	AT&T Inc.	4.500%	3/9/48	295	257
	AT&T Inc.	4.550%	3/9/49	100	88
	AT&T Inc.	3.650%	6/1/51	550	409
	AT&T Inc.	3.300%	2/1/52	220	155
	AT&T Inc.	3.500%	9/15/53	1,330	951
	AT&T Inc.	3.550%	9/15/55	1,250	889
	AT&T Inc.	3.800%	12/1/57	987	728
	AT&T Inc.	3.650%	9/15/59	1,300	918
	AT&T Inc.	3.850%	6/1/60	305	226
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	255	253
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	155	132
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	185	135
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	105	104
	Booking Holdings Inc.	3.600%	6/1/26	235	232
	Booking Holdings Inc.	4.625%	4/13/30	230	231
	British Telecommunications plc	9.625%	12/15/30	445	548
	Charter Communications Operating LLC	6.150%	11/10/26	205	209
	Charter Communications Operating LLC	3.750%	2/15/28	200	192
	Charter Communications Operating LLC	4.200%	3/15/28	240	233
	Charter Communications Operating LLC	2.250%	1/15/29	220	196

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	5.050%	3/30/29	210	208
Charter Communications Operating LLC	6.100%	6/1/29	285	293
Charter Communications Operating LLC	2.800%	4/1/31	271	232
Charter Communications Operating LLC	2.300%	2/1/32	165	133
Charter Communications Operating LLC	4.400%	4/1/33	170	156
Charter Communications Operating LLC	6.650%	2/1/34	175	185
Charter Communications Operating LLC	6.550%	6/1/34	315	330
Charter Communications Operating LLC	6.384%	10/23/35	260	268
Charter Communications Operating LLC	5.375%	4/1/38	200	185
Charter Communications Operating LLC	3.500%	6/1/41	245	176
Charter Communications Operating LLC	3.500%	3/1/42	390	277
Charter Communications Operating LLC	6.484%	10/23/45	590	581
Charter Communications Operating LLC	5.375%	5/1/47	405	346
Charter Communications Operating LLC	5.750%	4/1/48	446	398
Charter Communications Operating LLC	5.125%	7/1/49	180	148
Charter Communications Operating LLC	4.800%	3/1/50	480	379
Charter Communications Operating LLC	3.700%	4/1/51	535	354
Charter Communications Operating LLC	3.900%	6/1/52	430	292
Charter Communications Operating LLC	3.850%	4/1/61	290	186
Charter Communications Operating LLC	4.400%	12/1/61	193	136
Charter Communications Operating LLC	3.950%	6/30/62	305	197
Charter Communications Operating LLC	5.500%	4/1/63	125	105
Comcast Corp.	3.150%	3/1/26	378	372
Comcast Corp.	2.350%	1/15/27	265	254
Comcast Corp.	3.300%	2/1/27	275	268
Comcast Corp.	3.300%	4/1/27	65	63
Comcast Corp.	5.350%	11/15/27	75	77
Comcast Corp.	3.150%	2/15/28	260	250
Comcast Corp.	3.550%	5/1/28	245	237
Comcast Corp.	4.150%	10/15/28	675	666
Comcast Corp.	4.550%	1/15/29	150	150
Comcast Corp.	5.100%	6/1/29	300	306
Comcast Corp.	2.650%	2/1/30	285	259
Comcast Corp.	3.400%	4/1/30	190	179
Comcast Corp.	4.250%	10/15/30	315	308
Comcast Corp.	1.950%	1/15/31	225	192
Comcast Corp.	1.500%	2/15/31	235	195
Comcast Corp.	5.500%	11/15/32	165	173
Comcast Corp.	4.250%	1/15/33	290	277
Comcast Corp.	4.650%	2/15/33	160	158
Comcast Corp.	7.050%	3/15/33	185	212
Comcast Corp.	4.800%	5/15/33	190	189
Comcast Corp.	5.300%	6/1/34	180	185
Comcast Corp.	4.200%	8/15/34	165	155
Comcast Corp.	5.650%	6/15/35	160	168
Comcast Corp.	4.400%	8/15/35	135	128
Comcast Corp.	3.200%	7/15/36	135	113
Comcast Corp.	3.900%	3/1/38	245	214
Comcast Corp.	4.600%	10/15/38	85	80
Comcast Corp.	3.250%	11/1/39	210	166
Comcast Corp.	3.750%	4/1/40	225	189
Comcast Corp.	4.600%	8/15/45	125	113
Comcast Corp.	3.400%	7/15/46	195	146
Comcast Corp.	4.000%	8/15/47	95	77
Comcast Corp.	3.969%	11/1/47	450	362
Comcast Corp.	4.000%	3/1/48	270	219
Comcast Corp.	4.700%	10/15/48	273	249
Comcast Corp.	3.999%	11/1/49	330	266
Comcast Corp.	3.450%	2/1/50	280	204
Comcast Corp.	2.800%	1/15/51	277	177
Comcast Corp.	2.887%	11/1/51	899	582
Comcast Corp.	2.450%	8/15/52	385	225
Comcast Corp.	4.049%	11/1/52	265	213
Comcast Corp.	5.350%	5/15/53	560	552
Comcast Corp.	5.650%	6/1/54	235	242
Comcast Corp.	2.937%	11/1/56	937	589
Comcast Corp.	4.950%	10/15/58	280	259
Comcast Corp.	2.650%	8/15/62	320	181
Comcast Corp.	2.987%	11/1/63	608	370
Comcast Corp.	5.500%	5/15/64	260	260

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Deutsche Telekom International Finance BV	8.750%	6/15/30	615	725
Discovery Communications LLC	3.950%	3/20/28	345	330
Discovery Communications LLC	4.125%	5/15/29	190	180
Discovery Communications LLC	3.625%	5/15/30	280	254
Electronic Arts Inc.	1.850%	2/15/31	104	88
Electronic Arts Inc.	2.950%	2/15/51	155	105
Expedia Group Inc.	3.800%	2/15/28	200	194
Expedia Group Inc.	3.250%	2/15/30	290	270
Fox Corp.	4.709%	1/25/29	305	305
Fox Corp.	6.500%	10/13/33	216	232
Fox Corp.	5.476%	1/25/39	265	261
Fox Corp.	5.576%	1/25/49	208	202
Grupo Televisa SAB	5.000%	5/13/45	110	86
Grupo Televisa SAB	6.125%	1/31/46	160	143
Meta Platforms Inc.	3.500%	8/15/27	392	384
Meta Platforms Inc.	4.600%	5/15/28	295	298
Meta Platforms Inc.	4.300%	8/15/29	243	242
Meta Platforms Inc.	4.800%	5/15/30	265	270
Meta Platforms Inc.	4.550%	8/15/31	184	184
Meta Platforms Inc.	3.850%	8/15/32	615	585
Meta Platforms Inc.	4.950%	5/15/33	275	282
Meta Platforms Inc.	4.750%	8/15/34	385	385
Meta Platforms Inc.	4.450%	8/15/52	480	429
Meta Platforms Inc.	5.600%	5/15/53	455	481
Meta Platforms Inc.	5.400%	8/15/54	630	644
Meta Platforms Inc.	4.650%	8/15/62	270	244
Meta Platforms Inc.	5.750%	5/15/63	325	346
Meta Platforms Inc.	5.550%	8/15/64	450	466
Netflix Inc.	4.375%	11/15/26	175	175
Netflix Inc.	4.875%	4/15/28	295	298
Netflix Inc.	5.875%	11/15/28	315	330
Netflix Inc.	6.375%	5/15/29	100	107
Netflix Inc.	4.900%	8/15/34	192	194
Netflix Inc.	5.400%	8/15/54	138	142
Omnicom Group Inc.	3.600%	4/15/26	205	202
Omnicom Group Inc.	2.600%	8/1/31	135	117
Orange SA	9.000%	3/1/31	424	515
Orange SA	5.375%	1/13/42	130	130
Orange SA	5.500%	2/6/44	174	176
Paramount Global	7.875%	7/30/30	250	275
Paramount Global	4.950%	1/15/31	260	248
Paramount Global	4.200%	5/19/32	285	256
Paramount Global	6.875%	4/30/36	195	203
Paramount Global	4.375%	3/15/43	276	212
Paramount Global	5.850%	9/1/43	160	146
Paramount Global	4.950%	5/19/50	200	160
Rogers Communications Inc.	3.200%	3/15/27	210	203
Rogers Communications Inc.	5.000%	2/15/29	130	131
Rogers Communications Inc.	3.800%	3/15/32	345	317
Rogers Communications Inc.	5.300%	2/15/34	200	200
Rogers Communications Inc.	5.000%	3/15/44	145	135
Rogers Communications Inc.	4.300%	2/15/48	145	120
Rogers Communications Inc.	4.350%	5/1/49	185	154
Rogers Communications Inc.	3.700%	11/15/49	200	148
Rogers Communications Inc.	4.550%	3/15/52	390	331
Sprint Capital Corp.	6.875%	11/15/28	560	602
Sprint Capital Corp.	8.750%	3/15/32	420	512
Sprint LLC	7.625%	3/1/26	255	262
Take-Two Interactive Software Inc.	4.950%	3/28/28	70	71
Telefonica Emisiones SA	4.103%	3/8/27	315	311
Telefonica Emisiones SA	7.045%	6/20/36	270	305
Telefonica Emisiones SA	5.213%	3/8/47	395	366
Telefonica Emisiones SA	4.895%	3/6/48	205	183
Telefonica Emisiones SA	5.520%	3/1/49	310	301
Telefonica Europe BV	8.250%	9/15/30	240	278
TELUS Corp.	3.400%	5/13/32	150	135
TELUS Corp.	4.600%	11/16/48	125	107
Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	230
Time Warner Cable LLC	6.550%	5/1/37	275	273
Time Warner Cable LLC	7.300%	7/1/38	235	248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	6.750%	6/15/39	250	254
	Time Warner Cable LLC	5.875%	11/15/40	200	185
	Time Warner Cable LLC	5.500%	9/1/41	205	180
	Time Warner Cable LLC	4.500%	9/15/42	285	223
	T-Mobile USA Inc.	1.500%	2/15/26	320	308
	T-Mobile USA Inc.	2.250%	2/15/26	256	249
	T-Mobile USA Inc.	2.625%	4/15/26	155	151
	T-Mobile USA Inc.	3.750%	4/15/27	725	711
	T-Mobile USA Inc.	4.750%	2/1/28	210	210
	T-Mobile USA Inc.	2.050%	2/15/28	365	337
	T-Mobile USA Inc.	4.950%	3/15/28	195	197
	T-Mobile USA Inc.	4.800%	7/15/28	175	176
	T-Mobile USA Inc.	4.850%	1/15/29	50	50
	T-Mobile USA Inc.	2.625%	2/15/29	60	55
	T-Mobile USA Inc.	3.375%	4/15/29	330	312
	T-Mobile USA Inc.	3.875%	4/15/30	1,200	1,147
	T-Mobile USA Inc.	2.550%	2/15/31	450	394
	T-Mobile USA Inc.	2.875%	2/15/31	225	201
	T-Mobile USA Inc.	3.500%	4/15/31	435	402
	T-Mobile USA Inc.	2.250%	11/15/31	200	169
	T-Mobile USA Inc.	2.700%	3/15/32	285	247
	T-Mobile USA Inc.	5.200%	1/15/33	380	385
	T-Mobile USA Inc.	5.050%	7/15/33	450	452
	T-Mobile USA Inc.	5.750%	1/15/34	225	236
	T-Mobile USA Inc.	5.150%	4/15/34	130	131
	T-Mobile USA Inc.	4.700%	1/15/35	125	121
	T-Mobile USA Inc.	4.375%	4/15/40	280	253
	T-Mobile USA Inc.	3.000%	2/15/41	485	363
	T-Mobile USA Inc.	4.500%	4/15/50	530	460
	T-Mobile USA Inc.	3.300%	2/15/51	580	408
	T-Mobile USA Inc.	3.400%	10/15/52	410	291
	T-Mobile USA Inc.	5.650%	1/15/53	315	323
	T-Mobile USA Inc.	5.750%	1/15/54	225	232
	T-Mobile USA Inc.	6.000%	6/15/54	205	220
	T-Mobile USA Inc.	5.500%	1/15/55	170	170
	T-Mobile USA Inc.	5.250%	6/15/55	145	140
	T-Mobile USA Inc.	3.600%	11/15/60	295	207
	T-Mobile USA Inc.	5.800%	9/15/62	100	103
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	144	141
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	215	206
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	215	207
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	320	277
	Uber Technologies Inc.	4.300%	1/15/30	235	230
	Uber Technologies Inc.	5.350%	9/15/54	195	191
	VeriSign Inc.	2.700%	6/15/31	125	108
	Verizon Communications Inc.	4.125%	3/16/27	510	506
	Verizon Communications Inc.	3.000%	3/22/27	135	131
	Verizon Communications Inc.	2.100%	3/22/28	415	383
	Verizon Communications Inc.	4.329%	9/21/28	590	585
	Verizon Communications Inc.	3.875%	2/8/29	245	239
	Verizon Communications Inc.	4.016%	12/3/29	740	719
	Verizon Communications Inc.	3.150%	3/22/30	360	333
	Verizon Communications Inc.	1.500%	9/18/30	230	193
	Verizon Communications Inc.	1.680%	10/30/30	320	269
	Verizon Communications Inc.	1.750%	1/20/31	428	358
	Verizon Communications Inc.	2.550%	3/21/31	652	571
	Verizon Communications Inc.	2.355%	3/15/32	772	652
	Verizon Communications Inc.	5.050%	5/9/33	300	304
	Verizon Communications Inc.	4.500%	8/10/33	360	348
	Verizon Communications Inc.	4.400%	11/1/34	272	260
[3]	Verizon Communications Inc.	4.780%	2/15/35	270	264
	Verizon Communications Inc.	4.272%	1/15/36	110	102
	Verizon Communications Inc.	5.250%	3/16/37	235	237
	Verizon Communications Inc.	4.812%	3/15/39	215	206
	Verizon Communications Inc.	2.650%	11/20/40	600	428
	Verizon Communications Inc.	3.400%	3/22/41	810	640
	Verizon Communications Inc.	2.850%	9/3/41	190	138
	Verizon Communications Inc.	6.550%	9/15/43	100	114
	Verizon Communications Inc.	4.125%	8/15/46	190	158
	Verizon Communications Inc.	4.862%	8/21/46	355	332

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.522%	9/15/48	245	216
Verizon Communications Inc.	4.000%	3/22/50	230	185
Verizon Communications Inc.	2.875%	11/20/50	335	218
Verizon Communications Inc.	3.550%	3/22/51	725	540
Verizon Communications Inc.	3.875%	3/1/52	200	157
Verizon Communications Inc.	5.500%	2/23/54	175	177
Verizon Communications Inc.	5.012%	8/21/54	250	234
Verizon Communications Inc.	2.987%	10/30/56	615	389
Verizon Communications Inc.	3.000%	11/20/60	435	270
Verizon Communications Inc.	3.700%	3/22/61	580	421
Vodafone Group plc	6.150%	2/27/37	118	127
Vodafone Group plc	5.250%	5/30/48	230	222
Vodafone Group plc	4.875%	6/19/49	350	315
Vodafone Group plc	4.250%	9/17/50	390	316
Vodafone Group plc	5.750%	6/28/54	390	393
Vodafone Group plc	5.875%	6/28/64	175	176
Walt Disney Co.	1.750%	1/13/26	232	225
Walt Disney Co.	2.200%	1/13/28	230	216
Walt Disney Co.	2.000%	9/1/29	310	278
Walt Disney Co.	3.800%	3/22/30	225	218
Walt Disney Co.	2.650%	1/13/31	340	305
Walt Disney Co.	6.200%	12/15/34	140	156
Walt Disney Co.	6.400%	12/15/35	170	192
Walt Disney Co.	6.650%	11/15/37	120	138
Walt Disney Co.	4.625%	3/23/40	145	139
Walt Disney Co.	3.500%	5/13/40	395	329
Walt Disney Co.	2.750%	9/1/49	365	242
Walt Disney Co.	4.700%	3/23/50	255	238
Walt Disney Co.	3.600%	1/13/51	470	365
Walt Disney Co.	3.800%	5/13/60	250	193
Warnermedia Holdings Inc.	6.412%	3/15/26	225	225
Warnermedia Holdings Inc.	3.755%	3/15/27	745	722
Warnermedia Holdings Inc.	4.054%	3/15/29	255	241
Warnermedia Holdings Inc.	4.279%	3/15/32	875	791
Warnermedia Holdings Inc.	5.050%	3/15/42	855	723
Warnermedia Holdings Inc.	5.141%	3/15/52	1,208	972
Warnermedia Holdings Inc.	5.391%	3/15/62	495	396
Weibo Corp.	3.375%	7/8/30	195	177
				84,583
Consumer Discretionary (7.0%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	310	299
Alibaba Group Holding Ltd.	2.125%	2/9/31	245	210
Alibaba Group Holding Ltd.	4.000%	12/6/37	185	164
Alibaba Group Holding Ltd.	2.700%	2/9/41	260	185
Alibaba Group Holding Ltd.	4.200%	12/6/47	360	303
Alibaba Group Holding Ltd.	3.150%	2/9/51	265	181
Alibaba Group Holding Ltd.	4.400%	12/6/57	195	165
Alibaba Group Holding Ltd.	3.250%	2/9/61	130	85
Amazon.com Inc.	4.600%	12/1/25	295	296
Amazon.com Inc.	5.200%	12/3/25	130	131
Amazon.com Inc.	1.000%	5/12/26	590	563
Amazon.com Inc.	3.300%	4/13/27	276	270
Amazon.com Inc.	1.200%	6/3/27	320	297
Amazon.com Inc.	3.150%	8/22/27	695	675
Amazon.com Inc.	4.550%	12/1/27	460	463
Amazon.com Inc.	1.650%	5/12/28	320	293
Amazon.com Inc.	3.450%	4/13/29	365	354
Amazon.com Inc.	4.650%	12/1/29	270	274
Amazon.com Inc.	1.500%	6/3/30	390	334
Amazon.com Inc.	2.100%	5/12/31	470	407
Amazon.com Inc.	3.600%	4/13/32	435	409
Amazon.com Inc.	4.700%	12/1/32	350	354
Amazon.com Inc.	4.800%	12/5/34	200	203
Amazon.com Inc.	3.875%	8/22/37	485	441
Amazon.com Inc.	2.875%	5/12/41	395	303
Amazon.com Inc.	4.950%	12/5/44	310	311
Amazon.com Inc.	4.050%	8/22/47	565	489
Amazon.com Inc.	2.500%	6/3/50	405	257
Amazon.com Inc.	3.100%	5/12/51	535	381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.950%	4/13/52	560	467
	Amazon.com Inc.	4.250%	8/22/57	473	411
	Amazon.com Inc.	2.700%	6/3/60	393	240
	Amazon.com Inc.	3.250%	5/12/61	330	229
	Amazon.com Inc.	4.100%	4/13/62	205	170
[2]	American Honda Finance Corp.	4.950%	1/9/26	150	151
[2]	American Honda Finance Corp.	5.250%	7/7/26	115	116
[2]	American Honda Finance Corp.	4.400%	10/5/26	150	150
[2]	American Honda Finance Corp.	4.450%	10/22/27	165	165
[2]	American Honda Finance Corp.	2.000%	3/24/28	170	157
[2]	American Honda Finance Corp.	5.125%	7/7/28	165	168
	American Honda Finance Corp.	5.650%	11/15/28	155	161
	American Honda Finance Corp.	4.900%	3/13/29	100	101
[2]	American Honda Finance Corp.	4.400%	9/5/29	150	148
[2]	American Honda Finance Corp.	5.050%	7/10/31	140	142
[2]	American Honda Finance Corp.	4.900%	1/10/34	125	125
	Aptiv plc	3.250%	3/1/32	130	114
	Aptiv plc	3.100%	12/1/51	200	123
	Aptiv plc	4.150%	5/1/52	150	112
	AutoZone Inc.	4.000%	4/15/30	205	198
	AutoZone Inc.	4.750%	8/1/32	150	148
	BorgWarner Inc.	2.650%	7/1/27	105	100
	Dick's Sporting Goods Inc.	3.150%	1/15/32	155	137
	eBay Inc.	1.400%	5/10/26	220	210
	eBay Inc.	3.600%	6/5/27	205	201
	eBay Inc.	2.700%	3/11/30	115	104
	eBay Inc.	2.600%	5/10/31	135	118
	eBay Inc.	4.000%	7/15/42	162	134
	eBay Inc.	3.650%	5/10/51	150	112
	Ferguson Enterprises Inc.	5.000%	10/3/34	135	133
	Ford Motor Co.	4.346%	12/8/26	130	128
	Ford Motor Co.	7.450%	7/16/31	173	190
	Ford Motor Co.	3.250%	2/12/32	385	329
	Ford Motor Co.	6.100%	8/19/32	305	312
	Ford Motor Co.	4.750%	1/15/43	465	388
	Ford Motor Co.	5.291%	12/8/46	195	177
[2]	Ford Motor Credit Co. LLC	4.389%	1/8/26	265	263
	Ford Motor Credit Co. LLC	6.950%	3/6/26	200	204
	Ford Motor Credit Co. LLC	6.950%	6/10/26	210	215
	Ford Motor Credit Co. LLC	4.542%	8/1/26	220	218
	Ford Motor Credit Co. LLC	2.700%	8/10/26	265	254
	Ford Motor Credit Co. LLC	4.271%	1/9/27	155	152
	Ford Motor Credit Co. LLC	5.800%	3/5/27	200	202
	Ford Motor Credit Co. LLC	5.850%	5/17/27	315	319
	Ford Motor Credit Co. LLC	4.950%	5/28/27	255	253
	Ford Motor Credit Co. LLC	4.125%	8/17/27	180	175
	Ford Motor Credit Co. LLC	3.815%	11/2/27	165	159
	Ford Motor Credit Co. LLC	7.350%	11/4/27	165	174
	Ford Motor Credit Co. LLC	2.900%	2/16/28	160	149
	Ford Motor Credit Co. LLC	6.800%	5/12/28	300	313
	Ford Motor Credit Co. LLC	6.798%	11/7/28	284	298
	Ford Motor Credit Co. LLC	2.900%	2/10/29	135	122
	Ford Motor Credit Co. LLC	5.800%	3/8/29	340	344
	Ford Motor Credit Co. LLC	5.113%	5/3/29	460	453
	Ford Motor Credit Co. LLC	5.303%	9/6/29	60	59
	Ford Motor Credit Co. LLC	7.350%	3/6/30	175	188
	Ford Motor Credit Co. LLC	7.200%	6/10/30	160	171
	Ford Motor Credit Co. LLC	4.000%	11/13/30	290	266
	Ford Motor Credit Co. LLC	6.050%	3/5/31	135	138
	Ford Motor Credit Co. LLC	3.625%	6/17/31	295	261
	Ford Motor Credit Co. LLC	6.054%	11/5/31	200	204
	Ford Motor Credit Co. LLC	7.122%	11/7/33	220	237
	Ford Motor Credit Co. LLC	6.125%	3/8/34	285	288
	General Motors Financial Co. Inc.	1.250%	1/8/26	315	303
	General Motors Financial Co. Inc.	5.250%	3/1/26	240	241
	General Motors Financial Co. Inc.	5.400%	4/6/26	320	322
	General Motors Financial Co. Inc.	1.500%	6/10/26	330	314
	General Motors Financial Co. Inc.	4.000%	10/6/26	150	148
	General Motors Financial Co. Inc.	4.350%	1/17/27	180	178
	General Motors Financial Co. Inc.	2.350%	2/26/27	85	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.000%	4/9/27	205	206
	General Motors Financial Co. Inc.	5.400%	5/8/27	230	233
	General Motors Financial Co. Inc.	5.350%	7/15/27	155	157
	General Motors Financial Co. Inc.	2.700%	8/20/27	165	156
	General Motors Financial Co. Inc.	6.000%	1/9/28	210	217
	General Motors Financial Co. Inc.	2.400%	4/10/28	155	143
	General Motors Financial Co. Inc.	5.800%	6/23/28	205	211
	General Motors Financial Co. Inc.	2.400%	10/15/28	155	142
	General Motors Financial Co. Inc.	5.800%	1/7/29	320	329
	General Motors Financial Co. Inc.	4.300%	4/6/29	155	151
	General Motors Financial Co. Inc.	5.550%	7/15/29	250	256
	General Motors Financial Co. Inc.	4.900%	10/6/29	125	125
	General Motors Financial Co. Inc.	5.850%	4/6/30	165	171
	General Motors Financial Co. Inc.	3.600%	6/21/30	150	139
	General Motors Financial Co. Inc.	2.350%	1/8/31	265	226
	General Motors Financial Co. Inc.	5.750%	2/8/31	105	108
	General Motors Financial Co. Inc.	2.700%	6/10/31	145	125
	General Motors Financial Co. Inc.	5.600%	6/18/31	205	209
	General Motors Financial Co. Inc.	3.100%	1/12/32	170	148
	General Motors Financial Co. Inc.	6.400%	1/9/33	235	250
	General Motors Financial Co. Inc.	6.100%	1/7/34	310	323
	General Motors Financial Co. Inc.	5.950%	4/4/34	220	227
	General Motors Financial Co. Inc.	5.450%	9/6/34	115	115
	Genuine Parts Co.	4.950%	8/15/29	90	90
[2]	George Washington University	4.126%	9/15/48	125	109
	Hasbro Inc.	3.900%	11/19/29	159	151
[2]	Home Depot Inc.	5.100%	12/24/25	300	302
	Home Depot Inc.	3.000%	4/1/26	285	280
	Home Depot Inc.	5.150%	6/25/26	265	268
	Home Depot Inc.	2.125%	9/15/26	65	62
	Home Depot Inc.	4.950%	9/30/26	125	126
	Home Depot Inc.	2.500%	4/15/27	145	139
	Home Depot Inc.	2.875%	4/15/27	165	160
	Home Depot Inc.	4.875%	6/25/27	100	101
	Home Depot Inc.	2.800%	9/14/27	120	115
	Home Depot Inc.	1.500%	9/15/28	195	176
	Home Depot Inc.	3.900%	12/6/28	150	147
	Home Depot Inc.	4.900%	4/15/29	60	61
	Home Depot Inc.	2.950%	6/15/29	330	309
	Home Depot Inc.	4.750%	6/25/29	275	278
	Home Depot Inc.	2.700%	4/15/30	265	242
	Home Depot Inc.	1.375%	3/15/31	170	140
	Home Depot Inc.	4.850%	6/25/31	135	137
	Home Depot Inc.	1.875%	9/15/31	240	202
	Home Depot Inc.	3.250%	4/15/32	245	223
	Home Depot Inc.	4.500%	9/15/32	245	243
	Home Depot Inc.	4.950%	6/25/34	320	324
	Home Depot Inc.	5.875%	12/16/36	503	546
	Home Depot Inc.	3.300%	4/15/40	146	118
	Home Depot Inc.	5.950%	4/1/41	185	202
	Home Depot Inc.	4.200%	4/1/43	155	137
	Home Depot Inc.	4.875%	2/15/44	195	187
	Home Depot Inc.	4.400%	3/15/45	140	126
	Home Depot Inc.	4.250%	4/1/46	250	219
	Home Depot Inc.	3.900%	6/15/47	210	173
	Home Depot Inc.	4.500%	12/6/48	230	208
	Home Depot Inc.	3.125%	12/15/49	175	124
	Home Depot Inc.	3.350%	4/15/50	310	229
	Home Depot Inc.	2.375%	3/15/51	135	81
	Home Depot Inc.	2.750%	9/15/51	275	178
	Home Depot Inc.	3.625%	4/15/52	310	239
	Home Depot Inc.	4.950%	9/15/52	225	216
	Home Depot Inc.	5.300%	6/25/54	330	334
	Home Depot Inc.	3.500%	9/15/56	210	156
	Honda Motor Co. Ltd.	2.534%	3/10/27	160	154
	Honda Motor Co. Ltd.	2.967%	3/10/32	120	107
	Leland Stanford Junior University	3.647%	5/1/48	125	103
	Lennar Corp.	4.750%	11/29/27	110	110
	Lowe's Cos. Inc.	4.800%	4/1/26	175	175
	Lowe's Cos. Inc.	2.500%	4/15/26	215	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.350%	4/1/27	75	73
	Lowe's Cos. Inc.	3.100%	5/3/27	265	256
	Lowe's Cos. Inc.	1.300%	4/15/28	210	189
	Lowe's Cos. Inc.	1.700%	9/15/28	220	198
	Lowe's Cos. Inc.	3.650%	4/5/29	281	270
	Lowe's Cos. Inc.	4.500%	4/15/30	265	263
	Lowe's Cos. Inc.	1.700%	10/15/30	261	221
	Lowe's Cos. Inc.	2.625%	4/1/31	265	234
	Lowe's Cos. Inc.	3.750%	4/1/32	225	210
	Lowe's Cos. Inc.	5.000%	4/15/33	260	262
	Lowe's Cos. Inc.	5.150%	7/1/33	170	173
	Lowe's Cos. Inc.	2.800%	9/15/41	195	140
	Lowe's Cos. Inc.	3.700%	4/15/46	215	166
	Lowe's Cos. Inc.	4.050%	5/3/47	265	216
	Lowe's Cos. Inc.	3.000%	10/15/50	240	158
	Lowe's Cos. Inc.	4.250%	4/1/52	235	193
	Lowe's Cos. Inc.	5.625%	4/15/53	235	238
	Lowe's Cos. Inc.	4.450%	4/1/62	200	164
	Lowe's Cos. Inc.	5.800%	9/15/62	185	190
	Magna International Inc.	2.450%	6/15/30	155	137
[2]	Marriott International Inc.	3.125%	6/15/26	180	176
	Marriott International Inc.	5.000%	10/15/27	205	207
	Marriott International Inc.	4.900%	4/15/29	125	126
	Marriott International Inc.	4.875%	5/15/29	50	50
[2]	Marriott International Inc.	4.625%	6/15/30	180	179
[2]	Marriott International Inc.	2.850%	4/15/31	170	151
[2]	Marriott International Inc.	3.500%	10/15/32	205	185
	Marriott International Inc.	5.300%	5/15/34	110	112
	Marriott International Inc.	5.350%	3/15/35	275	278
[2]	McDonald's Corp.	3.700%	1/30/26	305	302
[2]	McDonald's Corp.	3.500%	3/1/27	145	142
[2]	McDonald's Corp.	3.500%	7/1/27	195	190
[2]	McDonald's Corp.	3.800%	4/1/28	190	186
[2]	McDonald's Corp.	2.625%	9/1/29	154	142
[2]	McDonald's Corp.	2.125%	3/1/30	95	84
[2]	McDonald's Corp.	3.600%	7/1/30	105	100
[2]	McDonald's Corp.	4.600%	9/9/32	85	85
[2]	McDonald's Corp.	4.700%	12/9/35	190	187
[2]	McDonald's Corp.	6.300%	10/15/37	180	199
[2]	McDonald's Corp.	6.300%	3/1/38	170	188
[2]	McDonald's Corp.	4.875%	12/9/45	245	230
[2]	McDonald's Corp.	4.450%	3/1/47	190	167
[2]	McDonald's Corp.	4.450%	9/1/48	177	155
[2]	McDonald's Corp.	3.625%	9/1/49	315	240
[2]	McDonald's Corp.	4.200%	4/1/50	100	84
[2]	McDonald's Corp.	5.150%	9/9/52	175	170
	McDonald's Corp.	5.450%	8/14/53	115	115
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	315	375
	NIKE Inc.	2.375%	11/1/26	190	183
	NIKE Inc.	2.750%	3/27/27	229	221
	NIKE Inc.	2.850%	3/27/30	260	240
	NIKE Inc.	3.250%	3/27/40	150	121
	NIKE Inc.	3.875%	11/1/45	200	166
	NIKE Inc.	3.375%	3/27/50	263	196
	NVR Inc.	3.000%	5/15/30	137	125
	O'Reilly Automotive Inc.	5.750%	11/20/26	140	143
	O'Reilly Automotive Inc.	3.600%	9/1/27	160	156
	O'Reilly Automotive Inc.	4.700%	6/15/32	135	133
	Owens Corning	5.700%	6/15/34	130	136
	Ralph Lauren Corp.	2.950%	6/15/30	180	166
	Stanley Black & Decker Inc.	2.300%	3/15/30	160	141
	Stanley Black & Decker Inc.	2.750%	11/15/50	115	70
	Starbucks Corp.	4.750%	2/15/26	125	125
	Starbucks Corp.	4.850%	2/8/27	65	66
	Starbucks Corp.	4.000%	11/15/28	130	127
	Starbucks Corp.	3.550%	8/15/29	160	153
	Starbucks Corp.	2.250%	3/12/30	100	89
	Starbucks Corp.	2.550%	11/15/30	235	209
	Starbucks Corp.	3.000%	2/14/32	175	156
	Starbucks Corp.	4.500%	11/15/48	140	122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Starbucks Corp.	4.450%	8/15/49	235	204
Starbucks Corp.	3.500%	11/15/50	235	174
TJX Cos. Inc.	2.250%	9/15/26	185	178
Tractor Supply Co.	5.250%	5/15/33	85	86
				49,057
Consumer Staples (3.7%)
Bunge Ltd. Finance Corp.	4.200%	9/17/29	80	78
Bunge Ltd. Finance Corp.	2.750%	5/14/31	185	164
Bunge Ltd. Finance Corp.	4.650%	9/17/34	150	146
Campbell's Co.	4.150%	3/15/28	225	221
Campbell's Co.	5.400%	3/21/34	130	133
Campbell's Co.	4.750%	3/23/35	150	145
Coca-Cola Co.	3.375%	3/25/27	235	231
Coca-Cola Co.	1.450%	6/1/27	260	243
Coca-Cola Co.	1.500%	3/5/28	230	211
Coca-Cola Co.	1.000%	3/15/28	350	316
Coca-Cola Co.	2.125%	9/6/29	175	159
Coca-Cola Co.	3.450%	3/25/30	220	211
Coca-Cola Co.	1.650%	6/1/30	145	125
Coca-Cola Co.	2.000%	3/5/31	145	126
Coca-Cola Co.	1.375%	3/15/31	255	213
Coca-Cola Co.	2.250%	1/5/32	310	269
Coca-Cola Co.	5.000%	5/13/34	120	123
Coca-Cola Co.	4.650%	8/14/34	155	155
Coca-Cola Co.	2.500%	6/1/40	115	84
Coca-Cola Co.	2.875%	5/5/41	95	72
Coca-Cola Co.	2.600%	6/1/50	273	177
Coca-Cola Co.	3.000%	3/5/51	205	144
Coca-Cola Co.	2.500%	3/15/51	265	166
Coca-Cola Co.	5.300%	5/13/54	295	301
Coca-Cola Co.	5.200%	1/14/55	225	226
Coca-Cola Co.	2.750%	6/1/60	390	244
Coca-Cola Co.	5.400%	5/13/64	190	194
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	50	46
Conagra Brands Inc.	1.375%	11/1/27	105	96
Conagra Brands Inc.	4.850%	11/1/28	335	336
Conagra Brands Inc.	5.300%	11/1/38	190	185
Conagra Brands Inc.	5.400%	11/1/48	185	178
Dollar General Corp.	3.500%	4/3/30	145	134
Dollar General Corp.	5.450%	7/5/33	175	175
Dollar Tree Inc.	4.200%	5/15/28	210	205
Dollar Tree Inc.	2.650%	12/1/31	254	216
General Mills Inc.	3.200%	2/10/27	35	34
General Mills Inc.	4.200%	4/17/28	329	325
General Mills Inc.	4.875%	1/30/30	125	126
General Mills Inc.	2.875%	4/15/30	155	141
General Mills Inc.	4.950%	3/29/33	200	200
General Mills Inc.	5.250%	1/30/35	125	126
Haleon US Capital LLC	3.375%	3/24/27	290	282
Haleon US Capital LLC	3.375%	3/24/29	335	318
Haleon US Capital LLC	3.625%	3/24/32	305	282
Haleon US Capital LLC	4.000%	3/24/52	130	106
Hormel Foods Corp.	1.700%	6/3/28	330	301
Hormel Foods Corp.	1.800%	6/11/30	130	112
J M Smucker Co.	5.900%	11/15/28	60	63
J M Smucker Co.	6.200%	11/15/33	150	161
J M Smucker Co.	6.500%	11/15/43	90	99
J M Smucker Co.	6.500%	11/15/53	210	235
JBS USA Holding Lux Sarl	2.500%	1/15/27	120	114
JBS USA Holding Lux Sarl	5.125%	2/1/28	145	146
JBS USA Holding Lux Sarl	5.500%	1/15/30	295	297
JBS USA Holding Lux Sarl	3.625%	1/15/32	310	277
JBS USA Holding Lux Sarl	3.000%	5/15/32	165	141
JBS USA Holding Lux Sarl	5.750%	4/1/33	218	223
JBS USA Holding Lux Sarl	6.750%	3/15/34	347	379
JBS USA Holding Lux Sarl	4.375%	2/2/52	155	122
JBS USA Holding Lux Sarl	6.500%	12/1/52	315	335
JBS USA Holding Lux Sarl	7.250%	11/15/53	100	116
Kellanova	3.250%	4/1/26	165	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenvue Inc.	5.350%	3/22/26	60	61
	Kenvue Inc.	5.050%	3/22/28	50	51
	Kenvue Inc.	5.000%	3/22/30	70	72
	Kenvue Inc.	4.900%	3/22/33	200	202
	Kenvue Inc.	5.100%	3/22/43	150	150
	Kenvue Inc.	5.050%	3/22/53	270	264
	Kenvue Inc.	5.200%	3/22/63	147	144
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	125	127
	Keurig Dr Pepper Inc.	4.597%	5/25/28	155	155
	Keurig Dr Pepper Inc.	5.050%	3/15/29	140	142
	Keurig Dr Pepper Inc.	3.950%	4/15/29	150	146
	Keurig Dr Pepper Inc.	3.200%	5/1/30	95	88
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	115
	Keurig Dr Pepper Inc.	3.800%	5/1/50	65	51
	Keurig Dr Pepper Inc.	4.500%	4/15/52	275	238
	Kimberly-Clark Corp.	3.100%	3/26/30	165	154
	Kraft Heinz Foods Co.	3.000%	6/1/26	270	264
	Kraft Heinz Foods Co.	3.875%	5/15/27	240	236
	Kraft Heinz Foods Co.	6.875%	1/26/39	140	160
	Kraft Heinz Foods Co.	5.000%	6/4/42	190	179
	Kraft Heinz Foods Co.	5.200%	7/15/45	285	270
	Kraft Heinz Foods Co.	4.375%	6/1/46	475	404
	Kraft Heinz Foods Co.	4.875%	10/1/49	345	311
	McCormick & Co. Inc.	3.400%	8/15/27	95	92
	Mondelez International Inc.	2.625%	3/17/27	65	62
	Mondelez International Inc.	2.750%	4/13/30	97	88
	Mondelez International Inc.	3.000%	3/17/32	115	102
	Mondelez International Inc.	2.625%	9/4/50	205	128
	PepsiCo Inc.	2.850%	2/24/26	85	83
	PepsiCo Inc.	2.375%	10/6/26	80	77
	PepsiCo Inc.	3.000%	10/15/27	300	290
	PepsiCo Inc.	3.600%	2/18/28	140	137
	PepsiCo Inc.	2.625%	7/29/29	130	121
	PepsiCo Inc.	2.750%	3/19/30	154	141
	PepsiCo Inc.	1.625%	5/1/30	230	198
	PepsiCo Inc.	1.400%	2/25/31	205	171
	PepsiCo Inc.	1.950%	10/21/31	175	148
	PepsiCo Inc.	3.900%	7/18/32	130	124
	PepsiCo Inc.	2.625%	10/21/41	160	116
	PepsiCo Inc.	4.450%	4/14/46	220	199
	PepsiCo Inc.	3.450%	10/6/46	125	97
	PepsiCo Inc.	2.875%	10/15/49	150	103
	PepsiCo Inc.	3.625%	3/19/50	285	224
	PepsiCo Inc.	2.750%	10/21/51	160	105
	PepsiCo Inc.	5.250%	7/17/54	80	82
	Pilgrim's Pride Corp.	4.250%	4/15/31	290	271
	Pilgrim's Pride Corp.	3.500%	3/1/32	275	242
	Pilgrim's Pride Corp.	6.250%	7/1/33	200	209
	Procter & Gamble Co.	1.000%	4/23/26	165	158
	Procter & Gamble Co.	2.450%	11/3/26	110	106
	Procter & Gamble Co.	1.900%	2/1/27	175	167
	Procter & Gamble Co.	2.850%	8/11/27	170	164
	Procter & Gamble Co.	3.000%	3/25/30	315	294
	Procter & Gamble Co.	1.200%	10/29/30	275	230
	Procter & Gamble Co.	1.950%	4/23/31	170	148
	Procter & Gamble Co.	2.300%	2/1/32	305	269
	Procter & Gamble Co.	4.050%	1/26/33	180	176
	Procter & Gamble Co.	4.550%	1/29/34	70	70
	Sysco Corp.	3.300%	7/15/26	160	157
	Sysco Corp.	3.250%	7/15/27	165	160
	Sysco Corp.	5.950%	4/1/30	192	202
	Sysco Corp.	6.600%	4/1/50	200	228
	Sysco Corp.	3.150%	12/14/51	145	99
	Target Corp.	2.500%	4/15/26	135	132
	Target Corp.	1.950%	1/15/27	170	162
	Target Corp.	3.375%	4/15/29	240	230
	Target Corp.	2.350%	2/15/30	150	135
	Target Corp.	4.500%	9/15/32	110	108
	Target Corp.	4.500%	9/15/34	100	97
	Target Corp.	4.000%	7/1/42	235	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	2.950%	1/15/52	230	155
	Target Corp.	4.800%	1/15/53	155	145
	Tyson Foods Inc.	4.000%	3/1/26	405	402
	Tyson Foods Inc.	3.550%	6/2/27	330	322
	Tyson Foods Inc.	4.350%	3/1/29	160	157
	Tyson Foods Inc.	5.700%	3/15/34	40	41
	Tyson Foods Inc.	4.550%	6/2/47	130	112
	Tyson Foods Inc.	5.100%	9/28/48	240	225
	Unilever Capital Corp.	2.900%	5/5/27	210	203
	Unilever Capital Corp.	4.250%	8/12/27	145	145
	Unilever Capital Corp.	3.500%	3/22/28	148	144
	Unilever Capital Corp.	2.125%	9/6/29	270	244
	Unilever Capital Corp.	1.750%	8/12/31	90	76
	Unilever Capital Corp.	5.900%	11/15/32	230	250
	Unilever Capital Corp.	5.000%	12/8/33	110	113
	Unilever Capital Corp.	4.625%	8/12/34	210	208
					25,904
Financials (43.4%)
[2]	Aegon Ltd.	5.500%	4/11/48	185	183
	AerCap Ireland Capital DAC	1.750%	1/30/26	200	193
	AerCap Ireland Capital DAC	2.450%	10/29/26	540	517
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	205
	AerCap Ireland Capital DAC	6.450%	4/15/27	290	301
	AerCap Ireland Capital DAC	3.650%	7/21/27	265	258
	AerCap Ireland Capital DAC	5.750%	6/6/28	248	255
	AerCap Ireland Capital DAC	3.000%	10/29/28	660	616
	AerCap Ireland Capital DAC	5.100%	1/19/29	35	35
	AerCap Ireland Capital DAC	4.625%	9/10/29	405	400
	AerCap Ireland Capital DAC	6.150%	9/30/30	185	196
	AerCap Ireland Capital DAC	3.300%	1/30/32	675	600
	AerCap Ireland Capital DAC	3.400%	10/29/33	430	374
	AerCap Ireland Capital DAC	3.850%	10/29/41	295	242
	AerCap Ireland Capital DAC	6.950%	3/10/55	125	129
	Aflac Inc.	3.600%	4/1/30	115	110
[2]	Air Lease Corp.	2.875%	1/15/26	340	333
[2]	Air Lease Corp.	3.750%	6/1/26	150	148
[2]	Air Lease Corp.	5.300%	6/25/26	40	40
	Air Lease Corp.	1.875%	8/15/26	190	181
	Air Lease Corp.	2.200%	1/15/27	285	271
	Air Lease Corp.	3.125%	12/1/30	135	122
[2]	Air Lease Corp.	2.875%	1/15/32	150	131
	Allstate Corp.	5.250%	3/30/33	215	219
	Ally Financial Inc.	4.750%	6/9/27	135	135
	Ally Financial Inc.	7.100%	11/15/27	205	217
	Ally Financial Inc.	2.200%	11/2/28	175	158
	Ally Financial Inc.	6.992%	6/13/29	140	147
	Ally Financial Inc.	6.848%	1/3/30	170	178
[2]	Ally Financial Inc.	8.000%	11/1/31	358	403
	Ally Financial Inc.	6.184%	7/26/35	50	51
	American Express Co.	4.900%	2/13/26	205	206
	American Express Co.	3.125%	5/20/26	250	245
	American Express Co.	1.650%	11/4/26	230	218
	American Express Co.	2.550%	3/4/27	395	378
	American Express Co.	5.645%	4/23/27	375	379
	American Express Co.	3.300%	5/3/27	432	420
	American Express Co.	5.389%	7/28/27	160	162
	American Express Co.	5.850%	11/5/27	300	311
	American Express Co.	5.098%	2/16/28	335	338
	American Express Co.	5.043%	7/26/28	245	247
	American Express Co.	4.050%	5/3/29	135	133
	American Express Co.	5.282%	7/27/29	281	286
	American Express Co.	5.532%	4/25/30	235	242
	American Express Co.	6.489%	10/30/31	125	136
	American Express Co.	4.989%	5/26/33	145	145
	American Express Co.	4.420%	8/3/33	130	127
	American Express Co.	5.043%	5/1/34	25	25
	American Express Co.	5.284%	7/26/35	345	350
	American Express Co.	4.050%	12/3/42	183	161
	American International Group Inc.	5.125%	3/27/33	85	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.800%	7/10/45	135	125
	American International Group Inc.	4.750%	4/1/48	220	203
[2]	American International Group Inc.	5.750%	4/1/48	45	45
	American International Group Inc.	4.375%	6/30/50	170	148
	Ameriprise Financial Inc.	5.150%	5/15/33	130	133
	Aon Corp.	3.750%	5/2/29	90	87
	Aon Corp.	2.800%	5/15/30	240	218
	Aon Corp.	5.350%	2/28/33	115	118
	Aon Corp.	3.900%	2/28/52	135	105
	Aon Global Ltd.	3.875%	12/15/25	254	252
	Aon North America Inc.	5.150%	3/1/29	150	153
	Aon North America Inc.	5.450%	3/1/34	345	355
	Aon North America Inc.	5.750%	3/1/54	360	374
	Apollo Global Management Inc.	5.800%	5/21/54	140	148
	Arch Capital Group Ltd.	3.635%	6/30/50	200	151
	Ares Capital Corp.	3.875%	1/15/26	185	183
	Ares Capital Corp.	2.150%	7/15/26	160	152
	Ares Capital Corp.	7.000%	1/15/27	145	150
	Ares Capital Corp.	2.875%	6/15/28	200	184
	Ares Capital Corp.	5.875%	3/1/29	165	168
	Ares Capital Corp.	5.950%	7/15/29	135	138
	Ares Management Corp.	5.600%	10/11/54	125	124
	Arthur J Gallagher & Co.	3.500%	5/20/51	150	109
	Athene Holding Ltd.	4.125%	1/12/28	180	177
	Athene Holding Ltd.	6.250%	4/1/54	185	195
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	300	302
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	280	282
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	100	101
	AXA SA	8.600%	12/15/30	85	102
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	190	196
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	200	204
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	120	135
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	125	127
	Banco Santander SA	5.179%	11/19/25	270	270
	Banco Santander SA	1.849%	3/25/26	220	212
	Banco Santander SA	4.250%	4/11/27	257	253
	Banco Santander SA	5.294%	8/18/27	420	424
	Banco Santander SA	1.722%	9/14/27	210	198
	Banco Santander SA	6.527%	11/7/27	105	108
	Banco Santander SA	3.800%	2/23/28	295	285
	Banco Santander SA	4.175%	3/24/28	275	270
	Banco Santander SA	4.379%	4/12/28	296	291
[2]	Banco Santander SA	5.365%	7/15/28	305	308
	Banco Santander SA	5.588%	8/8/28	155	159
	Banco Santander SA	6.607%	11/7/28	245	261
	Banco Santander SA	3.306%	6/27/29	205	192
	Banco Santander SA	5.538%	3/14/30	275	280
	Banco Santander SA	3.490%	5/28/30	245	226
	Banco Santander SA	2.749%	12/3/30	325	280
	Banco Santander SA	2.958%	3/25/31	165	147
	Banco Santander SA	5.439%	7/15/31	200	204
	Banco Santander SA	3.225%	11/22/32	165	143
	Banco Santander SA	6.921%	8/8/33	339	367
	Banco Santander SA	6.938%	11/7/33	230	257
	Banco Santander SA	6.350%	3/14/34	200	209
[2]	Bank of America Corp.	4.450%	3/3/26	510	508
[2]	Bank of America Corp.	3.500%	4/19/26	540	532
[2]	Bank of America Corp.	4.250%	10/22/26	363	360
[2]	Bank of America Corp.	1.197%	10/24/26	483	468
	Bank of America Corp.	5.080%	1/20/27	510	512
[2]	Bank of America Corp.	1.658%	3/11/27	520	500
[2]	Bank of America Corp.	3.559%	4/23/27	485	477
	Bank of America Corp.	1.734%	7/22/27	965	919
	Bank of America Corp.	5.933%	9/15/27	315	321
[2]	Bank of America Corp.	3.248%	10/21/27	494	478
[2]	Bank of America Corp.	4.183%	11/25/27	295	290
[2]	Bank of America Corp.	3.824%	1/20/28	385	378
[2]	Bank of America Corp.	2.551%	2/4/28	370	353
[2]	Bank of America Corp.	3.705%	4/24/28	425	415
	Bank of America Corp.	4.376%	4/27/28	451	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	3.593%	7/21/28	395	384
[2]	Bank of America Corp.	4.948%	7/22/28	460	462
	Bank of America Corp.	6.204%	11/10/28	360	375
[2]	Bank of America Corp.	3.419%	12/20/28	1,078	1,036
[2]	Bank of America Corp.	3.970%	3/5/29	440	429
	Bank of America Corp.	5.202%	4/25/29	535	542
[2]	Bank of America Corp.	2.087%	6/14/29	543	496
[2]	Bank of America Corp.	4.271%	7/23/29	587	577
	Bank of America Corp.	5.819%	9/15/29	505	523
[2]	Bank of America Corp.	3.974%	2/7/30	555	537
[2]	Bank of America Corp.	3.194%	7/23/30	405	378
[2]	Bank of America Corp.	2.884%	10/22/30	385	352
[2]	Bank of America Corp.	2.496%	2/13/31	495	442
[2]	Bank of America Corp.	2.592%	4/29/31	475	424
[2]	Bank of America Corp.	1.898%	7/23/31	425	363
[2]	Bank of America Corp.	1.922%	10/24/31	410	347
[2]	Bank of America Corp.	2.651%	3/11/32	370	324
	Bank of America Corp.	2.687%	4/22/32	775	680
	Bank of America Corp.	2.299%	7/21/32	670	569
	Bank of America Corp.	2.572%	10/20/32	615	530
[2]	Bank of America Corp.	2.972%	2/4/33	655	574
	Bank of America Corp.	4.571%	4/27/33	765	745
[2]	Bank of America Corp.	5.015%	7/22/33	850	853
	Bank of America Corp.	5.288%	4/25/34	944	959
	Bank of America Corp.	5.872%	9/15/34	625	660
	Bank of America Corp.	5.468%	1/23/35	885	910
[2]	Bank of America Corp.	5.425%	8/15/35	405	405
	Bank of America Corp.	5.518%	10/25/35	520	521
	Bank of America Corp.	2.482%	9/21/36	480	399
	Bank of America Corp.	6.110%	1/29/37	400	428
	Bank of America Corp.	3.846%	3/8/37	365	330
[2]	Bank of America Corp.	4.244%	4/24/38	365	336
	Bank of America Corp.	7.750%	5/14/38	265	322
[2]	Bank of America Corp.	4.078%	4/23/40	275	245
[2]	Bank of America Corp.	2.676%	6/19/41	810	589
[2]	Bank of America Corp.	5.875%	2/7/42	360	391
	Bank of America Corp.	3.311%	4/22/42	575	452
[2]	Bank of America Corp.	5.000%	1/21/44	445	436
[2]	Bank of America Corp.	4.443%	1/20/48	441	392
[2]	Bank of America Corp.	3.946%	1/23/49	190	156
[2]	Bank of America Corp.	4.330%	3/15/50	500	434
[2]	Bank of America Corp.	4.083%	3/20/51	865	721
[2]	Bank of America Corp.	2.831%	10/24/51	235	155
[2]	Bank of America Corp.	3.483%	3/13/52	215	162
	Bank of America Corp.	2.972%	7/21/52	455	310
	Bank of America NA	5.526%	8/18/26	390	397
[2]	Bank of America NA	6.000%	10/15/36	225	241
	Bank of Montreal	5.300%	6/5/26	85	86
[2]	Bank of Montreal	1.250%	9/15/26	225	212
	Bank of Montreal	5.266%	12/11/26	110	111
[2]	Bank of Montreal	0.949%	1/22/27	268	257
[2]	Bank of Montreal	2.650%	3/8/27	235	226
[2]	Bank of Montreal	4.567%	9/10/27	160	160
[2]	Bank of Montreal	4.700%	9/14/27	200	201
	Bank of Montreal	5.203%	2/1/28	167	170
	Bank of Montreal	5.717%	9/25/28	175	182
	Bank of Montreal	5.511%	6/4/31	150	155
[2]	Bank of Montreal	3.803%	12/15/32	180	173
	Bank of Montreal	3.088%	1/10/37	235	200
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	150	147
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	85	82
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	165	157
	Bank of New York Mellon Corp.	4.947%	4/26/27	240	241
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	145	141
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	165	160
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	270	263
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	285
	Bank of New York Mellon Corp.	4.890%	7/21/28	160	161
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	200	207
	Bank of New York Mellon Corp.	4.543%	2/1/29	135	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	205	193
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	187	198
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	140	142
	Bank of New York Mellon Corp.	5.060%	7/22/32	245	249
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	233	224
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	255	270
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	79
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	110	110
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	175	178
	Bank of Nova Scotia	4.500%	12/16/25	230	229
	Bank of Nova Scotia	4.750%	2/2/26	200	200
	Bank of Nova Scotia	1.050%	3/2/26	185	177
	Bank of Nova Scotia	1.350%	6/24/26	170	162
	Bank of Nova Scotia	2.700%	8/3/26	140	136
	Bank of Nova Scotia	1.300%	9/15/26	255	241
	Bank of Nova Scotia	5.350%	12/7/26	125	127
	Bank of Nova Scotia	1.950%	2/2/27	70	66
[2]	Bank of Nova Scotia	5.400%	6/4/27	85	87
	Bank of Nova Scotia	5.250%	6/12/28	215	220
	Bank of Nova Scotia	4.404%	9/8/28	100	99
	Bank of Nova Scotia	4.850%	2/1/30	200	201
	Bank of Nova Scotia	2.450%	2/2/32	290	248
	Bank of Nova Scotia	5.650%	2/1/34	150	157
	Bank of Nova Scotia	4.588%	5/4/37	200	187
	Barclays plc	4.375%	1/12/26	525	522
[2]	Barclays plc	2.852%	5/7/26	225	223
	Barclays plc	5.200%	5/12/26	349	349
	Barclays plc	7.325%	11/2/26	265	270
	Barclays plc	5.829%	5/9/27	255	258
	Barclays plc	6.496%	9/13/27	160	164
	Barclays plc	2.279%	11/24/27	265	252
	Barclays plc	4.337%	1/10/28	390	384
	Barclays plc	5.674%	3/12/28	85	86
	Barclays plc	4.836%	5/9/28	370	366
	Barclays plc	5.501%	8/9/28	285	289
	Barclays plc	4.837%	9/10/28	66	66
	Barclays plc	7.385%	11/2/28	230	245
[2]	Barclays plc	4.972%	5/16/29	255	255
	Barclays plc	6.490%	9/13/29	210	221
	Barclays plc	5.690%	3/12/30	275	281
[2]	Barclays plc	5.088%	6/20/30	235	232
	Barclays plc	4.942%	9/10/30	329	326
	Barclays plc	2.645%	6/24/31	130	114
	Barclays plc	2.667%	3/10/32	235	203
	Barclays plc	2.894%	11/24/32	245	211
	Barclays plc	5.746%	8/9/33	295	302
	Barclays plc	7.437%	11/2/33	335	379
	Barclays plc	6.224%	5/9/34	260	274
	Barclays plc	7.119%	6/27/34	255	278
	Barclays plc	6.692%	9/13/34	245	267
	Barclays plc	5.335%	9/10/35	413	408
	Barclays plc	3.564%	9/23/35	190	170
	Barclays plc	3.811%	3/10/42	185	149
	Barclays plc	3.330%	11/24/42	165	125
	Barclays plc	5.250%	8/17/45	220	216
	Barclays plc	4.950%	1/10/47	240	225
	Barclays plc	6.036%	3/12/55	280	297
	BlackRock Funding Inc.	5.000%	3/14/34	70	71
	BlackRock Funding Inc.	5.250%	3/14/54	240	241
	BlackRock Funding Inc.	5.350%	1/8/55	215	219
	Blackrock Inc.	3.250%	4/30/29	220	210
	Blackrock Inc.	2.400%	4/30/30	203	182
	Blackrock Inc.	1.900%	1/28/31	190	163
	Blackrock Inc.	2.100%	2/25/32	191	161
	Blackrock Inc.	4.750%	5/25/33	415	416
	Blue Owl Capital Corp.	2.875%	6/11/28	295	270
	Blue Owl Finance LLC	6.250%	4/18/34	185	195
	Brighthouse Financial Inc.	3.700%	6/22/27	145	141
	Brighthouse Financial Inc.	4.700%	6/22/47	153	125
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	105	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	130	127
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	125	127
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	225	227
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	185	189
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	220	218
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	235	216
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	160	172
	Capital One Financial Corp.	3.750%	7/28/26	210	206
	Capital One Financial Corp.	3.750%	3/9/27	200	196
	Capital One Financial Corp.	3.650%	5/11/27	345	337
	Capital One Financial Corp.	7.149%	10/29/27	165	172
	Capital One Financial Corp.	1.878%	11/2/27	265	250
	Capital One Financial Corp.	3.800%	1/31/28	379	367
	Capital One Financial Corp.	4.927%	5/10/28	250	250
	Capital One Financial Corp.	5.468%	2/1/29	285	289
	Capital One Financial Corp.	6.312%	6/8/29	255	265
	Capital One Financial Corp.	5.700%	2/1/30	160	164
	Capital One Financial Corp.	3.273%	3/1/30	178	166
	Capital One Financial Corp.	5.247%	7/26/30	90	91
	Capital One Financial Corp.	5.463%	7/26/30	202	205
[2]	Capital One Financial Corp.	7.624%	10/30/31	300	336
	Capital One Financial Corp.	2.359%	7/29/32	215	177
	Capital One Financial Corp.	5.268%	5/10/33	275	275
	Capital One Financial Corp.	5.817%	2/1/34	235	242
	Capital One Financial Corp.	6.377%	6/8/34	310	330
	Capital One Financial Corp.	6.051%	2/1/35	160	167
	Capital One Financial Corp.	5.884%	7/26/35	162	167
	Charles Schwab Corp.	0.900%	3/11/26	205	196
	Charles Schwab Corp.	1.150%	5/13/26	255	243
	Charles Schwab Corp.	5.875%	8/24/26	135	138
	Charles Schwab Corp.	2.450%	3/3/27	220	210
	Charles Schwab Corp.	2.000%	3/20/28	185	171
	Charles Schwab Corp.	5.643%	5/19/29	230	237
	Charles Schwab Corp.	6.196%	11/17/29	190	200
	Charles Schwab Corp.	1.650%	3/11/31	125	104
	Charles Schwab Corp.	2.300%	5/13/31	90	78
	Charles Schwab Corp.	1.950%	12/1/31	245	203
	Charles Schwab Corp.	2.900%	3/3/32	140	124
	Charles Schwab Corp.	5.853%	5/19/34	190	200
	Charles Schwab Corp.	6.136%	8/24/34	220	236
	Chubb Corp.	6.000%	5/11/37	180	196
	Chubb INA Holdings LLC	3.350%	5/3/26	445	438
	Chubb INA Holdings LLC	1.375%	9/15/30	200	169
	Chubb INA Holdings LLC	5.000%	3/15/34	285	288
	Chubb INA Holdings LLC	4.350%	11/3/45	190	170
	Chubb INA Holdings LLC	3.050%	12/15/61	180	117
	CI Financial Corp.	3.200%	12/17/30	109	95
[2]	Citibank NA	5.438%	4/30/26	355	359
	Citibank NA	4.929%	8/6/26	325	327
[2]	Citibank NA	5.488%	12/4/26	445	453
	Citibank NA	4.876%	11/19/27	530	531
	Citibank NA	5.803%	9/29/28	425	443
	Citibank NA	4.838%	8/6/29	410	413
[2]	Citibank NA	5.570%	4/30/34	300	312
	Citigroup Inc.	3.700%	1/12/26	395	391
	Citigroup Inc.	4.600%	3/9/26	305	304
	Citigroup Inc.	3.400%	5/1/26	405	398
	Citigroup Inc.	3.200%	10/21/26	100	97
	Citigroup Inc.	4.300%	11/20/26	230	228
	Citigroup Inc.	1.122%	1/28/27	465	445
	Citigroup Inc.	1.462%	6/9/27	410	390
	Citigroup Inc.	4.450%	9/29/27	795	787
[2]	Citigroup Inc.	3.887%	1/10/28	397	390
[2]	Citigroup Inc.	3.070%	2/24/28	465	448
	Citigroup Inc.	4.658%	5/24/28	285	284
[2]	Citigroup Inc.	3.668%	7/24/28	430	418
	Citigroup Inc.	4.125%	7/25/28	395	386
[2]	Citigroup Inc.	3.520%	10/27/28	360	348
[2]	Citigroup Inc.	4.075%	4/23/29	385	377
	Citigroup Inc.	5.174%	2/13/30	540	546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Inc.	3.980%	3/20/30	450	434
	Citigroup Inc.	4.542%	9/19/30	335	330
[2]	Citigroup Inc.	2.976%	11/5/30	435	398
[2]	Citigroup Inc.	2.666%	1/29/31	420	376
[2]	Citigroup Inc.	4.412%	3/31/31	585	571
[2]	Citigroup Inc.	2.572%	6/3/31	670	593
	Citigroup Inc.	2.561%	5/1/32	485	419
	Citigroup Inc.	6.625%	6/15/32	290	316
	Citigroup Inc.	2.520%	11/3/32	310	264
	Citigroup Inc.	3.057%	1/25/33	465	409
	Citigroup Inc.	3.785%	3/17/33	535	492
	Citigroup Inc.	4.910%	5/24/33	430	425
	Citigroup Inc.	6.270%	11/17/33	490	528
	Citigroup Inc.	6.174%	5/25/34	530	555
	Citigroup Inc.	5.827%	2/13/35	405	413
	Citigroup Inc.	5.449%	6/11/35	540	554
[2]	Citigroup Inc.	3.878%	1/24/39	286	249
	Citigroup Inc.	8.125%	7/15/39	297	379
[2]	Citigroup Inc.	5.316%	3/26/41	215	215
	Citigroup Inc.	5.875%	1/30/42	325	348
	Citigroup Inc.	2.904%	11/3/42	280	205
	Citigroup Inc.	6.675%	9/13/43	120	138
	Citigroup Inc.	5.300%	5/6/44	145	144
	Citigroup Inc.	4.650%	7/30/45	155	141
	Citigroup Inc.	4.750%	5/18/46	325	296
[2]	Citigroup Inc.	4.281%	4/24/48	155	133
	Citigroup Inc.	4.650%	7/23/48	430	388
	Citizens Bank NA	4.575%	8/9/28	34	34
	Citizens Financial Group Inc.	5.841%	1/23/30	185	190
	Citizens Financial Group Inc.	3.250%	4/30/30	214	196
	Citizens Financial Group Inc.	5.718%	7/23/32	287	293
	Citizens Financial Group Inc.	6.645%	4/25/35	155	168
	CME Group Inc.	2.650%	3/15/32	130	114
	CME Group Inc.	5.300%	9/15/43	128	135
	Comerica Inc.	5.982%	1/30/30	175	179
	Commonwealth Bank of Australia	5.316%	3/13/26	113	114
	Commonwealth Bank of Australia	4.577%	11/27/26	250	251
	Cooperatieve Rabobank UA	4.850%	1/9/26	185	186
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	230	225
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	248
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	305	312
	Cooperatieve Rabobank UA	5.750%	12/1/43	225	235
	Cooperatieve Rabobank UA	5.250%	8/4/45	190	188
	Corebridge Financial Inc.	3.650%	4/5/27	183	179
	Corebridge Financial Inc.	3.850%	4/5/29	150	145
	Corebridge Financial Inc.	3.900%	4/5/32	222	206
	Corebridge Financial Inc.	5.750%	1/15/34	160	166
	Corebridge Financial Inc.	4.400%	4/5/52	335	282
	Corebridge Financial Inc.	6.875%	12/15/52	150	153
	Corebridge Financial Inc.	6.375%	9/15/54	130	131
	Deutsche Bank AG	1.686%	3/19/26	130	125
	Deutsche Bank AG	7.146%	7/13/27	215	222
	Deutsche Bank AG	2.311%	11/16/27	356	338
	Deutsche Bank AG	2.552%	1/7/28	80	76
	Deutsche Bank AG	5.706%	2/8/28	218	221
	Deutsche Bank AG	6.720%	1/18/29	375	392
	Deutsche Bank AG	5.414%	5/10/29	170	174
	Deutsche Bank AG	6.819%	11/20/29	205	217
	Deutsche Bank AG	4.999%	9/11/30	320	316
[2]	Deutsche Bank AG	3.547%	9/18/31	220	201
	Deutsche Bank AG	3.729%	1/14/32	160	141
	Deutsche Bank AG	3.035%	5/28/32	175	152
	Deutsche Bank AG	4.875%	12/1/32	190	184
	Deutsche Bank AG	3.742%	1/7/33	200	173
	Deutsche Bank AG	7.079%	2/10/34	240	253
	Deutsche Bank AG	5.403%	9/11/35	265	259
[2]	Discover Bank	3.450%	7/27/26	200	195
[2]	Discover Bank	4.650%	9/13/28	165	163
	Discover Financial Services	4.100%	2/9/27	130	128
	Discover Financial Services	6.700%	11/29/32	175	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Financial Services	7.964%	11/2/34	185	216
	Enact Holdings Inc.	6.250%	5/28/29	100	103
	Equitable Holdings Inc.	4.350%	4/20/28	332	328
	Equitable Holdings Inc.	5.000%	4/20/48	229	214
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	170	122
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	180	119
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	180	185
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	160	170
	Fifth Third Bancorp	2.550%	5/5/27	128	122
	Fifth Third Bancorp	6.361%	10/27/28	215	223
	Fifth Third Bancorp	6.339%	7/27/29	120	126
	Fifth Third Bancorp	4.772%	7/28/30	262	260
	Fifth Third Bancorp	5.631%	1/29/32	210	216
	Fifth Third Bancorp	8.250%	3/1/38	220	270
[2]	Fifth Third Bank NA	3.850%	3/15/26	180	178
	Franklin Resources Inc.	1.600%	10/30/30	130	109
	FS KKR Capital Corp.	3.125%	10/12/28	45	41
	Global Payments Inc.	1.200%	3/1/26	165	158
	Global Payments Inc.	4.800%	4/1/26	170	170
	Global Payments Inc.	2.150%	1/15/27	120	114
	Global Payments Inc.	3.200%	8/15/29	200	185
	Global Payments Inc.	2.900%	5/15/30	85	77
	Global Payments Inc.	2.900%	11/15/31	170	149
	Global Payments Inc.	5.400%	8/15/32	150	152
	Global Payments Inc.	4.150%	8/15/49	110	87
	Global Payments Inc.	5.950%	8/15/52	210	215
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	315	317
	Goldman Sachs Bank USA	5.414%	5/21/27	420	424
	Goldman Sachs Capital I	6.345%	2/15/34	223	236
	Goldman Sachs Group Inc.	3.750%	2/25/26	377	373
	Goldman Sachs Group Inc.	3.500%	11/16/26	482	471
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	465	448
	Goldman Sachs Group Inc.	5.950%	1/15/27	210	216
	Goldman Sachs Group Inc.	3.850%	1/26/27	490	482
	Goldman Sachs Group Inc.	1.431%	3/9/27	510	489
	Goldman Sachs Group Inc.	1.542%	9/10/27	410	387
	Goldman Sachs Group Inc.	1.948%	10/21/27	655	621
	Goldman Sachs Group Inc.	2.640%	2/24/28	425	406
	Goldman Sachs Group Inc.	3.615%	3/15/28	550	536
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	445	433
	Goldman Sachs Group Inc.	4.482%	8/23/28	415	412
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	509	493
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	533	524
	Goldman Sachs Group Inc.	6.484%	10/24/29	415	439
	Goldman Sachs Group Inc.	2.600%	2/7/30	400	360
	Goldman Sachs Group Inc.	3.800%	3/15/30	385	367
	Goldman Sachs Group Inc.	5.727%	4/25/30	515	532
	Goldman Sachs Group Inc.	5.049%	7/23/30	405	408
	Goldman Sachs Group Inc.	4.692%	10/23/30	485	482
	Goldman Sachs Group Inc.	1.992%	1/27/32	425	357
	Goldman Sachs Group Inc.	2.615%	4/22/32	615	535
	Goldman Sachs Group Inc.	2.383%	7/21/32	655	559
	Goldman Sachs Group Inc.	2.650%	10/21/32	505	435
	Goldman Sachs Group Inc.	6.125%	2/15/33	315	345
	Goldman Sachs Group Inc.	3.102%	2/24/33	745	658
	Goldman Sachs Group Inc.	6.561%	10/24/34	65	72
	Goldman Sachs Group Inc.	5.851%	4/25/35	440	462
	Goldman Sachs Group Inc.	5.330%	7/23/35	601	608
	Goldman Sachs Group Inc.	5.016%	10/23/35	619	613
	Goldman Sachs Group Inc.	6.750%	10/1/37	965	1,070
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	435	384
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	250	229
	Goldman Sachs Group Inc.	6.250%	2/1/41	480	528
	Goldman Sachs Group Inc.	3.210%	4/22/42	465	358
	Goldman Sachs Group Inc.	2.908%	7/21/42	250	184
	Goldman Sachs Group Inc.	3.436%	2/24/43	325	256
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	315	296
	Goldman Sachs Group Inc.	5.150%	5/22/45	300	290
	Goldman Sachs Group Inc.	4.750%	10/21/45	315	293
	Goldman Sachs Group Inc.	5.561%	11/19/45	150	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford Financial Services Group Inc.	3.600%	8/19/49	195	150
	HSBC Holdings plc	4.180%	12/9/25	100	100
	HSBC Holdings plc	4.300%	3/8/26	323	321
	HSBC Holdings plc	3.900%	5/25/26	300	297
[2]	HSBC Holdings plc	2.099%	6/4/26	290	286
	HSBC Holdings plc	7.336%	11/3/26	325	332
	HSBC Holdings plc	1.589%	5/24/27	245	234
	HSBC Holdings plc	5.887%	8/14/27	310	315
	HSBC Holdings plc	2.251%	11/22/27	267	254
[2]	HSBC Holdings plc	4.041%	3/13/28	465	456
	HSBC Holdings plc	5.597%	5/17/28	305	309
	HSBC Holdings plc	4.755%	6/9/28	400	398
	HSBC Holdings plc	5.210%	8/11/28	375	378
[2]	HSBC Holdings plc	2.013%	9/22/28	185	171
	HSBC Holdings plc	7.390%	11/3/28	330	352
	HSBC Holdings plc	5.130%	11/19/28	200	201
	HSBC Holdings plc	6.161%	3/9/29	505	523
[2]	HSBC Holdings plc	4.583%	6/19/29	425	420
	HSBC Holdings plc	2.206%	8/17/29	430	389
	HSBC Holdings plc	5.546%	3/4/30	245	249
	HSBC Holdings plc	4.950%	3/31/30	455	457
[2]	HSBC Holdings plc	3.973%	5/22/30	490	469
	HSBC Holdings plc	5.286%	11/19/30	200	202
[2]	HSBC Holdings plc	2.848%	6/4/31	335	299
[2]	HSBC Holdings plc	2.357%	8/18/31	405	350
	HSBC Holdings plc	5.733%	5/17/32	200	206
	HSBC Holdings plc	2.804%	5/24/32	490	424
	HSBC Holdings plc	2.871%	11/22/32	245	212
	HSBC Holdings plc	4.762%	3/29/33	625	598
	HSBC Holdings plc	5.402%	8/11/33	385	389
	HSBC Holdings plc	8.113%	11/3/33	395	456
	HSBC Holdings plc	6.254%	3/9/34	405	431
	HSBC Holdings plc	6.547%	6/20/34	355	375
	HSBC Holdings plc	7.399%	11/13/34	335	373
	HSBC Holdings plc	5.719%	3/4/35	255	263
	HSBC Holdings plc	6.500%	5/2/36	220	238
	HSBC Holdings plc	6.500%	9/15/37	270	291
[2]	HSBC Holdings plc	6.500%	9/15/37	135	143
	HSBC Holdings plc	6.800%	6/1/38	145	161
	HSBC Holdings plc	6.100%	1/14/42	180	199
	HSBC Holdings plc	6.332%	3/9/44	510	558
	HSBC Holdings plc	5.250%	3/14/44	352	338
	Huntington Bancshares Inc.	4.443%	8/4/28	155	153
	Huntington Bancshares Inc.	6.208%	8/21/29	229	239
	Huntington Bancshares Inc.	2.550%	2/4/30	115	102
	Huntington Bancshares Inc.	5.272%	1/15/31	220	223
	Huntington Bancshares Inc.	5.709%	2/2/35	185	189
	Huntington National Bank	4.552%	5/17/28	175	174
	Huntington National Bank	5.650%	1/10/30	210	217
	ING Groep NV	3.950%	3/29/27	275	270
	ING Groep NV	1.726%	4/1/27	195	187
	ING Groep NV	6.083%	9/11/27	140	143
	ING Groep NV	4.017%	3/28/28	165	162
	ING Groep NV	4.550%	10/2/28	350	348
	ING Groep NV	4.050%	4/9/29	101	98
	ING Groep NV	5.335%	3/19/30	100	101
	ING Groep NV	2.727%	4/1/32	195	171
	ING Groep NV	4.252%	3/28/33	205	194
	ING Groep NV	6.114%	9/11/34	300	318
	ING Groep NV	5.550%	3/19/35	375	382
	Intercontinental Exchange Inc.	3.750%	12/1/25	235	233
	Intercontinental Exchange Inc.	4.000%	9/15/27	290	287
	Intercontinental Exchange Inc.	4.350%	6/15/29	180	178
	Intercontinental Exchange Inc.	2.100%	6/15/30	350	307
	Intercontinental Exchange Inc.	1.850%	9/15/32	270	219
	Intercontinental Exchange Inc.	4.600%	3/15/33	155	152
	Intercontinental Exchange Inc.	2.650%	9/15/40	245	179
	Intercontinental Exchange Inc.	4.250%	9/21/48	200	171
	Intercontinental Exchange Inc.	3.000%	6/15/50	262	179
	Intercontinental Exchange Inc.	4.950%	6/15/52	270	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.000%	9/15/60	300	190
	Intercontinental Exchange Inc.	5.200%	6/15/62	235	229
	JPMorgan Chase & Co.	3.300%	4/1/26	475	468
	JPMorgan Chase & Co.	3.200%	6/15/26	285	280
	JPMorgan Chase & Co.	2.950%	10/1/26	415	404
	JPMorgan Chase & Co.	4.125%	12/15/26	405	402
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	370	367
	JPMorgan Chase & Co.	1.040%	2/4/27	310	297
	JPMorgan Chase & Co.	1.578%	4/22/27	620	594
	JPMorgan Chase & Co.	1.470%	9/22/27	455	429
	JPMorgan Chase & Co.	4.250%	10/1/27	305	303
	JPMorgan Chase & Co.	6.070%	10/22/27	275	282
	JPMorgan Chase & Co.	3.625%	12/1/27	360	350
	JPMorgan Chase & Co.	5.040%	1/23/28	330	332
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	500	490
	JPMorgan Chase & Co.	2.947%	2/24/28	245	236
	JPMorgan Chase & Co.	5.571%	4/22/28	395	402
	JPMorgan Chase & Co.	4.323%	4/26/28	435	431
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	515	501
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	260	244
	JPMorgan Chase & Co.	4.979%	7/22/28	330	332
	JPMorgan Chase & Co.	4.851%	7/25/28	510	511
	JPMorgan Chase & Co.	4.505%	10/22/28	200	199
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	470	454
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	325	318
	JPMorgan Chase & Co.	2.069%	6/1/29	325	297
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	370	363
	JPMorgan Chase & Co.	5.299%	7/24/29	510	519
	JPMorgan Chase & Co.	6.087%	10/23/29	370	388
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	385	380
	JPMorgan Chase & Co.	5.012%	1/23/30	395	398
	JPMorgan Chase & Co.	5.581%	4/22/30	435	448
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	440	421
	JPMorgan Chase & Co.	4.565%	6/14/30	302	299
	JPMorgan Chase & Co.	4.995%	7/22/30	626	631
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	655	597
	JPMorgan Chase & Co.	4.603%	10/22/30	200	199
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	610	601
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	465	414
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	510	462
	JPMorgan Chase & Co.	1.764%	11/19/31	335	282
	JPMorgan Chase & Co.	1.953%	2/4/32	565	476
	JPMorgan Chase & Co.	2.580%	4/22/32	595	519
	JPMorgan Chase & Co.	2.545%	11/8/32	505	434
	JPMorgan Chase & Co.	2.963%	1/25/33	720	634
	JPMorgan Chase & Co.	4.586%	4/26/33	430	420
	JPMorgan Chase & Co.	4.912%	7/25/33	770	770
	JPMorgan Chase & Co.	5.717%	9/14/33	575	596
	JPMorgan Chase & Co.	5.350%	6/1/34	705	722
	JPMorgan Chase & Co.	6.254%	10/23/34	470	509
	JPMorgan Chase & Co.	5.336%	1/23/35	550	560
	JPMorgan Chase & Co.	5.766%	4/22/35	500	525
	JPMorgan Chase & Co.	5.294%	7/22/35	612	622
	JPMorgan Chase & Co.	4.946%	10/22/35	525	522
	JPMorgan Chase & Co.	6.400%	5/15/38	432	487
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	500	441
	JPMorgan Chase & Co.	5.500%	10/15/40	270	280
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	325	253
	JPMorgan Chase & Co.	5.600%	7/15/41	305	320
	JPMorgan Chase & Co.	2.525%	11/19/41	325	231
	JPMorgan Chase & Co.	5.400%	1/6/42	355	365
	JPMorgan Chase & Co.	3.157%	4/22/42	345	267
	JPMorgan Chase & Co.	5.625%	8/16/43	245	257
	JPMorgan Chase & Co.	4.850%	2/1/44	201	194
	JPMorgan Chase & Co.	4.950%	6/1/45	285	273
	JPMorgan Chase & Co.	5.534%	11/29/45	200	205
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	410	358
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	340	285
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	635	525
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	320	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	357	252
	JPMorgan Chase & Co.	3.328%	4/22/52	560	410
	JPMorgan Chase Bank NA	5.110%	12/8/26	450	455
[2]	KeyBank NA	5.850%	11/15/27	180	185
[2]	KeyBank NA	4.900%	8/8/32	100	97
	KeyBank NA	5.000%	1/26/33	180	176
[2]	KeyCorp	2.250%	4/6/27	80	75
[2]	KeyCorp	4.100%	4/30/28	165	161
[2]	KeyCorp	2.550%	10/1/29	155	139
[2]	KeyCorp	4.789%	6/1/33	180	174
	KeyCorp	6.401%	3/6/35	130	139
	Lloyds Banking Group plc	4.582%	12/10/25	185	184
	Lloyds Banking Group plc	4.650%	3/24/26	275	273
	Lloyds Banking Group plc	3.750%	1/11/27	175	172
	Lloyds Banking Group plc	1.627%	5/11/27	465	444
	Lloyds Banking Group plc	5.985%	8/7/27	210	214
	Lloyds Banking Group plc	5.462%	1/5/28	145	147
	Lloyds Banking Group plc	3.750%	3/18/28	101	99
	Lloyds Banking Group plc	4.375%	3/22/28	280	276
	Lloyds Banking Group plc	4.550%	8/16/28	175	174
[2]	Lloyds Banking Group plc	3.574%	11/7/28	360	347
	Lloyds Banking Group plc	5.087%	11/26/28	200	201
	Lloyds Banking Group plc	5.871%	3/6/29	235	242
	Lloyds Banking Group plc	5.721%	6/5/30	230	237
	Lloyds Banking Group plc	4.976%	8/11/33	155	153
	Lloyds Banking Group plc	7.953%	11/15/33	245	279
	Lloyds Banking Group plc	5.679%	1/5/35	345	352
	Lloyds Banking Group plc	5.590%	11/26/35	200	203
	Lloyds Banking Group plc	5.300%	12/1/45	80	76
	Lloyds Banking Group plc	3.369%	12/14/46	240	174
	Lloyds Banking Group plc	4.344%	1/9/48	215	177
	LPL Holdings Inc.	6.750%	11/17/28	130	138
	M&T Bank Corp.	7.413%	10/30/29	325	351
	M&T Bank Corp.	6.082%	3/13/32	195	203
	M&T Bank Corp.	5.053%	1/27/34	255	248
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	290	290
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	305	304
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	140	141
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	230	229
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	145	145
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	185	162
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	175	176
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	355	357
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	180	170
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	175	185
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	225	228
	Mastercard Inc.	2.950%	11/21/26	100	97
	Mastercard Inc.	3.300%	3/26/27	180	176
	Mastercard Inc.	4.100%	1/15/28	100	99
	Mastercard Inc.	4.875%	3/9/28	200	203
	Mastercard Inc.	2.950%	6/1/29	141	133
	Mastercard Inc.	3.350%	3/26/30	275	260
	Mastercard Inc.	2.000%	11/18/31	110	94
	Mastercard Inc.	4.350%	1/15/32	252	248
	Mastercard Inc.	4.850%	3/9/33	40	41
	Mastercard Inc.	4.875%	5/9/34	160	161
	Mastercard Inc.	4.550%	1/15/35	181	177
	Mastercard Inc.	3.650%	6/1/49	245	195
	Mastercard Inc.	3.850%	3/26/50	330	271
	MetLife Inc.	4.550%	3/23/30	290	290
	MetLife Inc.	5.375%	7/15/33	125	130
	MetLife Inc.	6.375%	6/15/34	35	39
	MetLife Inc.	5.300%	12/15/34	140	144
	MetLife Inc.	5.700%	6/15/35	250	265
[2]	MetLife Inc.	6.400%	12/15/36	240	250
	MetLife Inc.	5.875%	2/6/41	215	228
	MetLife Inc.	4.125%	8/13/42	80	70
	MetLife Inc.	4.875%	11/13/43	160	152
	MetLife Inc.	4.050%	3/1/45	285	241
	MetLife Inc.	4.600%	5/13/46	80	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	5.000%	7/15/52	235	225
	MetLife Inc.	5.250%	1/15/54	145	144
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	465	460
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	242
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	145	142
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	470	446
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	150	146
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	245	232
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	420	400
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	220	217
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	115	113
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	255	257
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	197
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	185	188
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	120	123
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	280	271
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	300	281
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	250	225
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	204
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	173
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	330	282
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	300	258
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	150	131
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	230	233
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	120	124
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	140	145
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	245	253
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	260	268
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	190	166
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	190	187
	Mizuho Financial Group Inc.	1.234%	5/22/27	255	242
	Mizuho Financial Group Inc.	1.554%	7/9/27	220	209
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	130
	Mizuho Financial Group Inc.	4.018%	3/5/28	265	260
	Mizuho Financial Group Inc.	5.414%	9/13/28	85	87
	Mizuho Financial Group Inc.	5.667%	5/27/29	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/29	270	279
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	390	382
	Mizuho Financial Group Inc.	5.376%	5/26/30	45	46
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	130	121
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	170	147
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	160	136
	Mizuho Financial Group Inc.	2.564%	9/13/31	131	112
	Mizuho Financial Group Inc.	5.669%	9/13/33	95	99
	Mizuho Financial Group Inc.	5.754%	5/27/34	300	313
	Mizuho Financial Group Inc.	5.748%	7/6/34	150	157
	Mizuho Financial Group Inc.	5.579%	5/26/35	150	155
	Morgan Stanley	5.000%	11/24/25	390	391
[2]	Morgan Stanley	3.875%	1/27/26	550	545
[2]	Morgan Stanley	3.125%	7/27/26	606	592
[2]	Morgan Stanley	4.350%	9/8/26	415	412
	Morgan Stanley	0.985%	12/10/26	420	404
	Morgan Stanley	3.625%	1/20/27	716	704
	Morgan Stanley	5.050%	1/28/27	300	301
	Morgan Stanley	3.950%	4/23/27	335	329
	Morgan Stanley	1.593%	5/4/27	625	597
[2]	Morgan Stanley	1.512%	7/20/27	505	479
	Morgan Stanley	2.475%	1/21/28	315	300
[2]	Morgan Stanley	5.652%	4/13/28	260	265
	Morgan Stanley	4.210%	4/20/28	485	479
[2]	Morgan Stanley	3.591%	7/22/28	480	465
	Morgan Stanley	6.296%	10/18/28	335	349
[2]	Morgan Stanley	3.772%	1/24/29	560	544
	Morgan Stanley	5.123%	2/1/29	410	414
[2]	Morgan Stanley	5.164%	4/20/29	445	450
	Morgan Stanley	5.449%	7/20/29	355	363
	Morgan Stanley	6.407%	11/1/29	400	423
	Morgan Stanley	5.173%	1/16/30	450	456
[2]	Morgan Stanley	4.431%	1/23/30	475	468
	Morgan Stanley	5.656%	4/18/30	455	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.042%	7/19/30	425	428
	Morgan Stanley	4.654%	10/18/30	940	933
[2]	Morgan Stanley	2.699%	1/22/31	580	523
[2]	Morgan Stanley	3.622%	4/1/31	445	419
[2]	Morgan Stanley	1.794%	2/13/32	375	312
	Morgan Stanley	7.250%	4/1/32	260	299
[2]	Morgan Stanley	1.928%	4/28/32	310	258
[2]	Morgan Stanley	2.239%	7/21/32	595	503
[2]	Morgan Stanley	2.511%	10/20/32	450	385
	Morgan Stanley	2.943%	1/21/33	385	337
	Morgan Stanley	4.889%	7/20/33	300	297
	Morgan Stanley	6.342%	10/18/33	470	509
[2]	Morgan Stanley	5.250%	4/21/34	475	480
[2]	Morgan Stanley	5.424%	7/21/34	100	102
	Morgan Stanley	6.627%	11/1/34	270	299
	Morgan Stanley	5.466%	1/18/35	430	440
	Morgan Stanley	5.831%	4/19/35	665	698
	Morgan Stanley	5.320%	7/19/35	1,075	1,093
	Morgan Stanley	2.484%	9/16/36	615	509
	Morgan Stanley	5.297%	4/20/37	400	396
	Morgan Stanley	5.948%	1/19/38	395	405
[2]	Morgan Stanley	3.971%	7/22/38	350	311
	Morgan Stanley	5.942%	2/7/39	245	252
[2]	Morgan Stanley	4.457%	4/22/39	190	177
	Morgan Stanley	3.217%	4/22/42	350	273
	Morgan Stanley	6.375%	7/24/42	350	398
	Morgan Stanley	4.300%	1/27/45	480	423
[2]	Morgan Stanley	4.375%	1/22/47	190	168
[2]	Morgan Stanley	5.597%	3/24/51	385	404
[2]	Morgan Stanley	2.802%	1/25/52	285	188
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	495	496
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	200	205
	Morgan Stanley Bank NA	4.447%	10/15/27	440	438
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	200	201
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	425	432
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	440	443
	Nasdaq Inc.	5.350%	6/28/28	140	143
	Nasdaq Inc.	5.550%	2/15/34	300	309
	Nasdaq Inc.	5.950%	8/15/53	145	153
	Nasdaq Inc.	6.100%	6/28/63	105	112
	National Australia Bank Ltd.	4.750%	12/10/25	115	115
	National Australia Bank Ltd.	3.375%	1/14/26	295	291
[2]	National Australia Bank Ltd.	2.500%	7/12/26	85	82
	National Australia Bank Ltd.	3.905%	6/9/27	40	40
	National Australia Bank Ltd.	5.087%	6/11/27	260	264
	National Australia Bank Ltd.	4.944%	1/12/28	410	416
	National Australia Bank Ltd.	4.787%	1/10/29	260	263
	National Bank of Canada	5.600%	12/18/28	265	273
	National Bank of Canada	4.500%	10/10/29	250	247
	NatWest Group plc	4.800%	4/5/26	310	310
	NatWest Group plc	7.472%	11/10/26	185	189
	NatWest Group plc	5.847%	3/2/27	135	136
	NatWest Group plc	1.642%	6/14/27	120	114
	NatWest Group plc	5.583%	3/1/28	225	228
[2]	NatWest Group plc	3.073%	5/22/28	310	297
	NatWest Group plc	5.516%	9/30/28	140	142
[2]	NatWest Group plc	4.892%	5/18/29	305	304
	NatWest Group plc	5.808%	9/13/29	210	216
[2]	NatWest Group plc	5.076%	1/27/30	310	311
[2]	NatWest Group plc	4.445%	5/8/30	230	225
	NatWest Group plc	4.964%	8/15/30	90	90
	NatWest Group plc	6.016%	3/2/34	125	132
	NatWest Group plc	6.475%	6/1/34	260	270
	NatWest Group plc	5.778%	3/1/35	335	345
[2]	NatWest Group plc	3.032%	11/28/35	80	70
	Nomura Holdings Inc.	1.653%	7/14/26	220	209
	Nomura Holdings Inc.	2.329%	1/22/27	235	223
	Nomura Holdings Inc.	6.070%	7/12/28	100	104
	Nomura Holdings Inc.	2.172%	7/14/28	160	145
	Nomura Holdings Inc.	3.103%	1/16/30	185	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.679%	7/16/30	140	123
	Nomura Holdings Inc.	2.608%	7/14/31	150	129
	Nomura Holdings Inc.	2.999%	1/22/32	180	157
	Nomura Holdings Inc.	6.181%	1/18/33	135	143
	Nomura Holdings Inc.	5.783%	7/3/34	210	217
	Northern Trust Corp.	1.950%	5/1/30	170	148
	Northern Trust Corp.	6.125%	11/2/32	135	146
	PayPal Holdings Inc.	2.650%	10/1/26	180	174
	PayPal Holdings Inc.	2.850%	10/1/29	250	232
	PayPal Holdings Inc.	2.300%	6/1/30	140	124
	PayPal Holdings Inc.	4.400%	6/1/32	155	152
	PayPal Holdings Inc.	5.150%	6/1/34	160	163
	PayPal Holdings Inc.	3.250%	6/1/50	235	169
	PayPal Holdings Inc.	5.050%	6/1/52	195	190
[1]	PNC Bank NA	4.775%	1/15/27	250	250
[2]	PNC Bank NA	3.100%	10/25/27	105	101
[2]	PNC Bank NA	4.050%	7/26/28	335	327
[2]	PNC Bank NA	2.700%	10/22/29	195	176
	PNC Financial Services Group Inc.	2.600%	7/23/26	220	213
	PNC Financial Services Group Inc.	4.758%	1/26/27	315	315
	PNC Financial Services Group Inc.	3.150%	5/19/27	236	228
	PNC Financial Services Group Inc.	5.102%	7/23/27	155	156
	PNC Financial Services Group Inc.	6.615%	10/20/27	212	219
	PNC Financial Services Group Inc.	5.300%	1/21/28	125	126
	PNC Financial Services Group Inc.	5.354%	12/2/28	130	132
	PNC Financial Services Group Inc.	3.450%	4/23/29	360	344
	PNC Financial Services Group Inc.	5.582%	6/12/29	465	477
	PNC Financial Services Group Inc.	2.550%	1/22/30	355	320
	PNC Financial Services Group Inc.	5.492%	5/14/30	250	257
	PNC Financial Services Group Inc.	2.307%	4/23/32	225	193
	PNC Financial Services Group Inc.	4.812%	10/21/32	465	461
	PNC Financial Services Group Inc.	4.626%	6/6/33	125	120
	PNC Financial Services Group Inc.	6.037%	10/28/33	315	334
	PNC Financial Services Group Inc.	5.068%	1/24/34	235	234
	PNC Financial Services Group Inc.	5.939%	8/18/34	145	153
	PNC Financial Services Group Inc.	6.875%	10/20/34	425	476
	PNC Financial Services Group Inc.	5.676%	1/22/35	235	244
	PNC Financial Services Group Inc.	5.401%	7/23/35	225	229
	Progressive Corp.	4.125%	4/15/47	140	119
[2]	Prudential Financial Inc.	5.700%	12/14/36	175	186
[2]	Prudential Financial Inc.	4.600%	5/15/44	90	82
[2]	Prudential Financial Inc.	5.375%	5/15/45	66	66
[2]	Prudential Financial Inc.	4.500%	9/15/47	50	48
	Prudential Financial Inc.	3.905%	12/7/47	190	153
[2]	Prudential Financial Inc.	5.700%	9/15/48	130	130
	Prudential Financial Inc.	3.935%	12/7/49	185	148
[2]	Prudential Financial Inc.	4.350%	2/25/50	185	159
[2]	Prudential Financial Inc.	3.700%	10/1/50	35	32
[2]	Prudential Financial Inc.	3.700%	3/13/51	245	187
	Prudential Financial Inc.	5.125%	3/1/52	220	211
	Prudential Financial Inc.	6.000%	9/1/52	115	116
	Prudential Financial Inc.	6.500%	3/15/54	200	207
	Prudential Funding Asia plc	3.125%	4/14/30	235	216
	Raymond James Financial Inc.	4.950%	7/15/46	125	118
	Raymond James Financial Inc.	3.750%	4/1/51	140	108
	Regions Financial Corp.	5.722%	6/6/30	123	126
	Regions Financial Corp.	5.502%	9/6/35	125	126
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	145	149
[2]	Royal Bank of Canada	4.875%	1/12/26	180	181
[2]	Royal Bank of Canada	0.875%	1/20/26	280	269
[2]	Royal Bank of Canada	4.650%	1/27/26	255	255
	Royal Bank of Canada	1.200%	4/27/26	310	296
[2]	Royal Bank of Canada	1.150%	7/14/26	265	251
[2]	Royal Bank of Canada	5.200%	7/20/26	155	157
[2]	Royal Bank of Canada	1.400%	11/2/26	184	174
[2]	Royal Bank of Canada	4.875%	1/19/27	165	166
	Royal Bank of Canada	3.625%	5/4/27	255	250
[2]	Royal Bank of Canada	5.069%	7/23/27	210	211
[2]	Royal Bank of Canada	4.240%	8/3/27	275	273
[2]	Royal Bank of Canada	4.510%	10/18/27	105	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Royal Bank of Canada	6.000%	11/1/27	285	296
[2]	Royal Bank of Canada	4.900%	1/12/28	250	252
[2]	Royal Bank of Canada	5.200%	8/1/28	115	117
[2]	Royal Bank of Canada	4.522%	10/18/28	105	105
[2]	Royal Bank of Canada	4.950%	2/1/29	100	101
[2]	Royal Bank of Canada	4.969%	8/2/30	315	318
[2]	Royal Bank of Canada	4.650%	10/18/30	350	349
[2]	Royal Bank of Canada	2.300%	11/3/31	215	184
	Royal Bank of Canada	3.875%	5/4/32	180	169
[2]	Royal Bank of Canada	5.000%	2/1/33	285	287
[2]	Royal Bank of Canada	5.000%	5/2/33	105	106
[2]	Royal Bank of Canada	5.150%	2/1/34	190	192
	Santander Holdings USA Inc.	3.244%	10/5/26	155	150
	Santander Holdings USA Inc.	4.400%	7/13/27	150	148
	Santander Holdings USA Inc.	2.490%	1/6/28	210	199
	Santander Holdings USA Inc.	6.499%	3/9/29	230	239
	Santander Holdings USA Inc.	6.174%	1/9/30	190	196
	Santander Holdings USA Inc.	6.342%	5/31/35	275	284
	Santander UK Group Holdings plc	6.833%	11/21/26	220	223
	Santander UK Group Holdings plc	1.673%	6/14/27	395	375
	Santander UK Group Holdings plc	2.469%	1/11/28	205	194
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	195	189
	Santander UK Group Holdings plc	6.534%	1/10/29	150	156
	State Street Corp.	2.650%	5/19/26	75	73
	State Street Corp.	5.272%	8/3/26	145	147
	State Street Corp.	4.993%	3/18/27	185	187
	State Street Corp.	4.530%	2/20/29	120	120
	State Street Corp.	5.684%	11/21/29	125	130
	State Street Corp.	2.400%	1/24/30	356	321
	State Street Corp.	2.200%	3/3/31	175	151
	State Street Corp.	4.164%	8/4/33	145	138
	State Street Corp.	4.821%	1/26/34	75	75
	State Street Corp.	5.159%	5/18/34	110	112
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	205	197
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	350	353
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	300	297
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	60	61
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	470	455
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	540	510
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	220	214
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	160	156
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	200	194
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	285	276
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	270	277
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	185	179
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	210	218
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	85	83
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	275	284
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	340	307
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	50	51
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	490	455
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	280	291
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	200	181
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	320	277
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	235	202
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	200	206
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	201	170
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	285	300
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	105	111
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	225	234
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	120	90
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	208	232
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	150	158
	Synchrony Financial	3.950%	12/1/27	180	174
	Synchrony Financial	5.935%	8/2/30	100	102
	Synchrony Financial	2.875%	10/28/31	120	102
[2]	Toronto-Dominion Bank	0.750%	1/6/26	315	302
	Toronto-Dominion Bank	5.103%	1/9/26	220	221
[2]	Toronto-Dominion Bank	1.200%	6/3/26	255	242
[2]	Toronto-Dominion Bank	5.532%	7/17/26	315	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toronto-Dominion Bank	1.250%	9/10/26	225	212
[2]	Toronto-Dominion Bank	1.950%	1/12/27	170	161
[2]	Toronto-Dominion Bank	2.800%	3/10/27	265	255
[2]	Toronto-Dominion Bank	4.980%	4/5/27	60	60
	Toronto-Dominion Bank	4.108%	6/8/27	350	346
[2]	Toronto-Dominion Bank	4.693%	9/15/27	235	235
	Toronto-Dominion Bank	5.156%	1/10/28	188	191
[2]	Toronto-Dominion Bank	5.523%	7/17/28	160	165
[2]	Toronto-Dominion Bank	4.994%	4/5/29	175	177
[2]	Toronto-Dominion Bank	2.000%	9/10/31	225	191
[2]	Toronto-Dominion Bank	3.625%	9/15/31	305	297
[2]	Toronto-Dominion Bank	3.200%	3/10/32	220	197
	Toronto-Dominion Bank	4.456%	6/8/32	395	384
	Toronto-Dominion Bank	5.146%	9/10/34	100	99
[2]	Travelers Cos. Inc.	6.250%	6/15/37	175	194
	Travelers Cos. Inc.	5.350%	11/1/40	110	113
	Travelers Cos. Inc.	3.050%	6/8/51	165	114
	Travelers Cos. Inc.	5.450%	5/25/53	130	135
[2]	Truist Bank	3.300%	5/15/26	200	196
[2]	Truist Bank	3.800%	10/30/26	195	191
[2]	Truist Bank	2.250%	3/11/30	210	182
[2]	Truist Financial Corp.	1.267%	3/2/27	260	249
[2]	Truist Financial Corp.	6.047%	6/8/27	260	265
[2]	Truist Financial Corp.	4.123%	6/6/28	125	123
[2]	Truist Financial Corp.	4.873%	1/26/29	305	305
[2]	Truist Financial Corp.	1.887%	6/7/29	185	167
[2]	Truist Financial Corp.	7.161%	10/30/29	330	356
[2]	Truist Financial Corp.	5.435%	1/24/30	240	244
[2]	Truist Financial Corp.	1.950%	6/5/30	140	121
[2]	Truist Financial Corp.	5.153%	8/5/32	485	487
[2]	Truist Financial Corp.	4.916%	7/28/33	240	232
[2]	Truist Financial Corp.	6.123%	10/28/33	405	429
[2]	Truist Financial Corp.	5.122%	1/26/34	130	129
[2]	Truist Financial Corp.	5.867%	6/8/34	25	26
[2]	Truist Financial Corp.	5.711%	1/24/35	275	284
	UBS AG	1.250%	6/1/26	80	76
	UBS AG	1.250%	8/7/26	245	232
	UBS AG	5.000%	7/9/27	300	303
	UBS AG	7.500%	2/15/28	409	441
	UBS AG	5.650%	9/11/28	200	207
	UBS AG	4.500%	6/26/48	150	135
	UBS Group AG	4.550%	4/17/26	310	309
	UBS Group AG	4.875%	5/15/45	330	310
[2]	US Bancorp	3.100%	4/27/26	225	220
[2]	US Bancorp	2.375%	7/22/26	155	150
[2]	US Bancorp	3.150%	4/27/27	255	247
	US Bancorp	6.787%	10/26/27	25	26
[2]	US Bancorp	2.215%	1/27/28	200	190
[2]	US Bancorp	3.900%	4/26/28	190	186
[2]	US Bancorp	4.548%	7/22/28	275	274
	US Bancorp	4.653%	2/1/29	225	224
	US Bancorp	5.775%	6/12/29	295	304
[2]	US Bancorp	3.000%	7/30/29	240	222
	US Bancorp	5.384%	1/23/30	275	281
[2]	US Bancorp	1.375%	7/22/30	273	229
	US Bancorp	5.100%	7/23/30	230	232
[2]	US Bancorp	2.677%	1/27/33	200	173
[2]	US Bancorp	4.967%	7/22/33	225	220
	US Bancorp	5.850%	10/21/33	475	497
	US Bancorp	4.839%	2/1/34	345	338
	US Bancorp	5.836%	6/12/34	220	230
	US Bancorp	5.678%	1/23/35	305	317
	US Bancorp	2.491%	11/3/36	280	232
	Visa Inc.	3.150%	12/14/25	600	592
	Visa Inc.	1.900%	4/15/27	540	511
	Visa Inc.	2.750%	9/15/27	275	264
	Visa Inc.	2.050%	4/15/30	275	244
	Visa Inc.	1.100%	2/15/31	250	206
	Visa Inc.	4.150%	12/14/35	325	310
	Visa Inc.	2.700%	4/15/40	110	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	4.300%	12/14/45	530	478
	Visa Inc.	3.650%	9/15/47	200	161
	Visa Inc.	2.000%	8/15/50	160	93
	Wachovia Corp.	5.500%	8/1/35	255	262
	Wells Fargo & Co.	3.000%	4/22/26	600	586
[2]	Wells Fargo & Co.	4.100%	6/3/26	410	406
	Wells Fargo & Co.	3.000%	10/23/26	555	538
[2]	Wells Fargo & Co.	3.196%	6/17/27	410	400
[2]	Wells Fargo & Co.	4.300%	7/22/27	650	644
[2]	Wells Fargo & Co.	3.526%	3/24/28	720	700
[2]	Wells Fargo & Co.	5.707%	4/22/28	575	587
[2]	Wells Fargo & Co.	3.584%	5/22/28	440	427
[2]	Wells Fargo & Co.	2.393%	6/2/28	644	608
[2]	Wells Fargo & Co.	4.808%	7/25/28	455	455
[2]	Wells Fargo & Co.	4.150%	1/24/29	360	353
[2]	Wells Fargo & Co.	5.574%	7/25/29	675	692
	Wells Fargo & Co.	6.303%	10/23/29	455	479
	Wells Fargo & Co.	5.198%	1/23/30	355	360
[2]	Wells Fargo & Co.	2.879%	10/30/30	575	526
[2]	Wells Fargo & Co.	2.572%	2/11/31	490	438
[2]	Wells Fargo & Co.	4.478%	4/4/31	395	388
[2]	Wells Fargo & Co.	3.350%	3/2/33	605	542
[2]	Wells Fargo & Co.	4.897%	7/25/33	680	673
	Wells Fargo & Co.	5.389%	4/24/34	605	614
[2]	Wells Fargo & Co.	5.557%	7/25/34	720	740
	Wells Fargo & Co.	6.491%	10/23/34	525	573
	Wells Fargo & Co.	5.499%	1/23/35	455	466
[1]	Wells Fargo & Co.	5.211%	12/3/35	445	448
[2]	Wells Fargo & Co.	3.068%	4/30/41	440	336
	Wells Fargo & Co.	5.375%	11/2/43	320	313
	Wells Fargo & Co.	5.606%	1/15/44	410	409
[2]	Wells Fargo & Co.	4.650%	11/4/44	330	292
	Wells Fargo & Co.	3.900%	5/1/45	365	301
[2]	Wells Fargo & Co.	4.900%	11/17/45	400	363
[2]	Wells Fargo & Co.	4.400%	6/14/46	440	373
[2]	Wells Fargo & Co.	4.750%	12/7/46	375	333
[2]	Wells Fargo & Co.	5.013%	4/4/51	995	948
[2]	Wells Fargo & Co.	4.611%	4/25/53	620	556
	Wells Fargo Bank NA	4.811%	1/15/26	335	336
[2]	Wells Fargo Bank NA	5.450%	8/7/26	465	472
	Wells Fargo Bank NA	5.254%	12/11/26	375	380
[2]	Wells Fargo Bank NA	5.850%	2/1/37	265	279
[2]	Wells Fargo Bank NA	6.600%	1/15/38	245	277
	Westpac Banking Corp.	5.200%	4/16/26	125	126
	Westpac Banking Corp.	2.850%	5/13/26	240	235
	Westpac Banking Corp.	1.150%	6/3/26	300	286
	Westpac Banking Corp.	2.700%	8/19/26	155	151
[2]	Westpac Banking Corp.	4.600%	10/20/26	105	105
	Westpac Banking Corp.	3.350%	3/8/27	200	196
	Westpac Banking Corp.	4.043%	8/26/27	170	169
	Westpac Banking Corp.	5.457%	11/18/27	225	231
	Westpac Banking Corp.	3.400%	1/25/28	275	267
	Westpac Banking Corp.	5.535%	11/17/28	230	239
	Westpac Banking Corp.	1.953%	11/20/28	325	296
	Westpac Banking Corp.	5.050%	4/16/29	40	41
	Westpac Banking Corp.	2.650%	1/16/30	149	136
	Westpac Banking Corp.	2.150%	6/3/31	215	186
[2]	Westpac Banking Corp.	4.322%	11/23/31	345	340
	Westpac Banking Corp.	5.405%	8/10/33	150	151
	Westpac Banking Corp.	6.820%	11/17/33	80	89
	Westpac Banking Corp.	4.110%	7/24/34	405	386
	Westpac Banking Corp.	2.668%	11/15/35	340	293
[2]	Westpac Banking Corp.	5.618%	11/20/35	95	96
	Westpac Banking Corp.	3.020%	11/18/36	255	220
	Westpac Banking Corp.	4.421%	7/24/39	165	152
	Westpac Banking Corp.	2.963%	11/16/40	90	67
	Westpac Banking Corp.	3.133%	11/18/41	100	75
	Willis North America Inc.	4.650%	6/15/27	265	264
	Willis North America Inc.	5.350%	5/15/33	80	81

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Willis North America Inc.	5.900%	3/5/54	130	135
				303,475
Health Care (15.1%)
Abbott Laboratories	3.750%	11/30/26	395	391
Abbott Laboratories	4.750%	11/30/36	375	372
Abbott Laboratories	4.900%	11/30/46	515	505
AbbVie Inc.	3.200%	5/14/26	395	388
AbbVie Inc.	2.950%	11/21/26	659	640
AbbVie Inc.	4.800%	3/15/27	380	383
AbbVie Inc.	4.250%	11/14/28	305	303
AbbVie Inc.	4.800%	3/15/29	435	439
AbbVie Inc.	3.200%	11/21/29	1,030	966
AbbVie Inc.	4.950%	3/15/31	470	476
AbbVie Inc.	5.050%	3/15/34	550	558
AbbVie Inc.	4.550%	3/15/35	335	325
AbbVie Inc.	4.500%	5/14/35	480	462
AbbVie Inc.	4.300%	5/14/36	145	137
AbbVie Inc.	4.050%	11/21/39	655	584
AbbVie Inc.	4.400%	11/6/42	610	552
AbbVie Inc.	5.350%	3/15/44	155	157
AbbVie Inc.	4.850%	6/15/44	265	251
AbbVie Inc.	4.750%	3/15/45	200	188
AbbVie Inc.	4.700%	5/14/45	500	464
AbbVie Inc.	4.450%	5/14/46	530	474
AbbVie Inc.	4.875%	11/14/48	275	260
AbbVie Inc.	4.250%	11/21/49	945	814
AbbVie Inc.	5.400%	3/15/54	510	518
AbbVie Inc.	5.500%	3/15/64	252	257
Aetna Inc.	6.625%	6/15/36	90	98
Aetna Inc.	3.875%	8/15/47	185	140
Agilent Technologies Inc.	2.300%	3/12/31	145	125
Amgen Inc.	5.507%	3/2/26	80	80
Amgen Inc.	2.600%	8/19/26	330	319
Amgen Inc.	2.200%	2/21/27	360	342
Amgen Inc.	3.200%	11/2/27	80	77
Amgen Inc.	5.150%	3/2/28	640	650
Amgen Inc.	1.650%	8/15/28	225	203
Amgen Inc.	3.000%	2/22/29	105	99
Amgen Inc.	4.050%	8/18/29	245	239
Amgen Inc.	2.450%	2/21/30	245	219
Amgen Inc.	5.250%	3/2/30	445	455
Amgen Inc.	2.300%	2/25/31	260	225
Amgen Inc.	2.000%	1/15/32	175	145
Amgen Inc.	3.350%	2/22/32	210	191
Amgen Inc.	4.200%	3/1/33	170	161
Amgen Inc.	5.250%	3/2/33	725	737
Amgen Inc.	3.150%	2/21/40	280	217
Amgen Inc.	2.800%	8/15/41	250	182
Amgen Inc.	5.600%	3/2/43	440	447
Amgen Inc.	4.400%	5/1/45	451	392
Amgen Inc.	4.563%	6/15/48	260	228
Amgen Inc.	3.375%	2/21/50	395	287
Amgen Inc.	4.663%	6/15/51	640	567
Amgen Inc.	3.000%	1/15/52	260	175
Amgen Inc.	4.200%	2/22/52	215	177
Amgen Inc.	4.875%	3/1/53	170	155
Amgen Inc.	5.650%	3/2/53	685	700
Amgen Inc.	2.770%	9/1/53	115	72
Amgen Inc.	4.400%	2/22/62	240	197
Amgen Inc.	5.750%	3/2/63	515	526
Baxalta Inc.	4.000%	6/23/25	215	214
Becton Dickinson & Co.	3.734%	12/15/24	100	100
Becton Dickinson & Co.	3.700%	6/6/27	289	283
Becton Dickinson & Co.	4.693%	2/13/28	125	125
Becton Dickinson & Co.	2.823%	5/20/30	180	163
Becton Dickinson & Co.	1.957%	2/11/31	220	186
Becton Dickinson & Co.	4.685%	12/15/44	145	131
Becton Dickinson & Co.	4.669%	6/6/47	300	269
Biogen Inc.	2.250%	5/1/30	520	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	5.200%	9/15/45	160	151
	Biogen Inc.	3.150%	5/1/50	195	131
	Boston Scientific Corp.	2.650%	6/1/30	320	289
	Bristol-Myers Squibb Co.	4.950%	2/20/26	275	277
	Bristol-Myers Squibb Co.	3.200%	6/15/26	187	184
	Bristol-Myers Squibb Co.	4.900%	2/22/27	240	243
	Bristol-Myers Squibb Co.	1.125%	11/13/27	215	196
	Bristol-Myers Squibb Co.	3.900%	2/20/28	270	266
	Bristol-Myers Squibb Co.	4.900%	2/22/29	305	310
	Bristol-Myers Squibb Co.	3.400%	7/26/29	407	388
	Bristol-Myers Squibb Co.	1.450%	11/13/30	155	130
	Bristol-Myers Squibb Co.	5.750%	2/1/31	215	227
	Bristol-Myers Squibb Co.	5.100%	2/22/31	200	205
	Bristol-Myers Squibb Co.	2.950%	3/15/32	215	192
	Bristol-Myers Squibb Co.	5.900%	11/15/33	115	124
	Bristol-Myers Squibb Co.	5.200%	2/22/34	530	543
	Bristol-Myers Squibb Co.	4.125%	6/15/39	430	387
	Bristol-Myers Squibb Co.	2.350%	11/13/40	85	59
	Bristol-Myers Squibb Co.	3.550%	3/15/42	285	231
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	218
	Bristol-Myers Squibb Co.	4.550%	2/20/48	207	186
	Bristol-Myers Squibb Co.	4.250%	10/26/49	585	500
	Bristol-Myers Squibb Co.	2.550%	11/13/50	285	176
	Bristol-Myers Squibb Co.	3.700%	3/15/52	455	353
	Bristol-Myers Squibb Co.	6.250%	11/15/53	180	202
	Bristol-Myers Squibb Co.	5.550%	2/22/54	505	520
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	153
	Bristol-Myers Squibb Co.	6.400%	11/15/63	180	205
	Bristol-Myers Squibb Co.	5.650%	2/22/64	330	338
	Cardinal Health Inc.	3.410%	6/15/27	160	156
	Cardinal Health Inc.	5.000%	11/15/29	125	126
	Cardinal Health Inc.	5.350%	11/15/34	210	213
	Cencora Inc.	3.450%	12/15/27	180	174
	Cencora Inc.	2.700%	3/15/31	170	150
	Centene Corp.	4.250%	12/15/27	325	315
	Centene Corp.	2.450%	7/15/28	535	484
	Centene Corp.	4.625%	12/15/29	475	455
	Centene Corp.	3.375%	2/15/30	470	424
	Centene Corp.	3.000%	10/15/30	370	323
	Centene Corp.	2.500%	3/1/31	280	236
	Centene Corp.	2.625%	8/1/31	320	268
[2]	Cigna Group	4.500%	2/25/26	200	200
[2]	Cigna Group	3.400%	3/1/27	210	205
	Cigna Group	4.375%	10/15/28	620	615
	Cigna Group	5.000%	5/15/29	180	182
	Cigna Group	2.400%	3/15/30	245	218
	Cigna Group	2.375%	3/15/31	255	220
	Cigna Group	5.125%	5/15/31	145	147
	Cigna Group	5.400%	3/15/33	165	169
	Cigna Group	5.250%	2/15/34	200	202
	Cigna Group	4.800%	8/15/38	350	332
	Cigna Group	3.200%	3/15/40	90	69
[2]	Cigna Group	4.800%	7/15/46	180	163
[2]	Cigna Group	3.875%	10/15/47	410	320
	Cigna Group	4.900%	12/15/48	484	441
	Cigna Group	3.400%	3/15/50	230	163
	Cigna Group	3.400%	3/15/51	200	141
	Cigna Group	5.600%	2/15/54	316	317
	CommonSpirit Health	5.205%	12/1/31	250	255
[2]	CommonSpirit Health	4.350%	11/1/42	55	47
	CommonSpirit Health	4.187%	10/1/49	150	125
	CVS Health Corp.	5.000%	2/20/26	285	285
	CVS Health Corp.	2.875%	6/1/26	307	298
	CVS Health Corp.	3.000%	8/15/26	210	204
	CVS Health Corp.	3.625%	4/1/27	190	185
	CVS Health Corp.	1.300%	8/21/27	465	424
	CVS Health Corp.	4.300%	3/25/28	830	815
	CVS Health Corp.	5.000%	1/30/29	115	115
	CVS Health Corp.	5.400%	6/1/29	175	178
	CVS Health Corp.	3.250%	8/15/29	415	384

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	5.125%	2/21/30	250	250
CVS Health Corp.	3.750%	4/1/30	365	342
CVS Health Corp.	1.750%	8/21/30	240	200
CVS Health Corp.	5.250%	1/30/31	105	105
CVS Health Corp.	1.875%	2/28/31	260	214
CVS Health Corp.	5.550%	6/1/31	220	224
CVS Health Corp.	2.125%	9/15/31	160	131
CVS Health Corp.	5.250%	2/21/33	425	422
CVS Health Corp.	5.300%	6/1/33	280	278
CVS Health Corp.	5.700%	6/1/34	145	148
CVS Health Corp.	4.780%	3/25/38	892	811
CVS Health Corp.	4.125%	4/1/40	175	145
CVS Health Corp.	2.700%	8/21/40	310	212
CVS Health Corp.	5.300%	12/5/43	55	51
CVS Health Corp.	6.000%	6/1/44	125	126
CVS Health Corp.	5.125%	7/20/45	585	527
CVS Health Corp.	5.050%	3/25/48	1,350	1,197
CVS Health Corp.	4.250%	4/1/50	235	184
CVS Health Corp.	5.625%	2/21/53	220	210
CVS Health Corp.	5.875%	6/1/53	235	233
CVS Health Corp.	6.050%	6/1/54	150	152
CVS Health Corp.	6.000%	6/1/63	155	153
Danaher Corp.	2.600%	10/1/50	145	93
Danaher Corp.	2.800%	12/10/51	155	102
DH Europe Finance II Sarl	2.600%	11/15/29	145	133
DH Europe Finance II Sarl	3.250%	11/15/39	200	162
DH Europe Finance II Sarl	3.400%	11/15/49	140	105
Elevance Health Inc.	1.500%	3/15/26	145	139
Elevance Health Inc.	3.650%	12/1/27	267	260
Elevance Health Inc.	4.101%	3/1/28	205	202
Elevance Health Inc.	2.875%	9/15/29	160	147
Elevance Health Inc.	4.750%	2/15/30	135	135
Elevance Health Inc.	2.250%	5/15/30	135	119
Elevance Health Inc.	2.550%	3/15/31	125	109
Elevance Health Inc.	4.950%	11/1/31	135	135
Elevance Health Inc.	4.750%	2/15/33	165	162
Elevance Health Inc.	5.375%	6/15/34	175	178
Elevance Health Inc.	5.200%	2/15/35	245	247
Elevance Health Inc.	4.625%	5/15/42	180	163
Elevance Health Inc.	4.650%	1/15/43	210	191
Elevance Health Inc.	4.650%	8/15/44	110	99
Elevance Health Inc.	4.375%	12/1/47	285	243
Elevance Health Inc.	4.550%	3/1/48	130	113
Elevance Health Inc.	3.700%	9/15/49	125	95
Elevance Health Inc.	3.125%	5/15/50	220	150
Elevance Health Inc.	3.600%	3/15/51	195	144
Elevance Health Inc.	6.100%	10/15/52	145	155
Elevance Health Inc.	5.125%	2/15/53	210	198
Elevance Health Inc.	5.650%	6/15/54	195	198
Elevance Health Inc.	5.700%	2/15/55	215	221
Elevance Health Inc.	5.850%	11/1/64	135	139
Eli Lilly & Co.	4.150%	8/14/27	200	199
Eli Lilly & Co.	4.500%	2/9/29	325	327
Eli Lilly & Co.	3.375%	3/15/29	122	117
Eli Lilly & Co.	4.200%	8/14/29	200	198
Eli Lilly & Co.	4.700%	2/27/33	135	135
Eli Lilly & Co.	4.700%	2/9/34	250	248
Eli Lilly & Co.	4.600%	8/14/34	200	197
Eli Lilly & Co.	3.950%	3/15/49	140	117
Eli Lilly & Co.	2.250%	5/15/50	256	153
Eli Lilly & Co.	4.875%	2/27/53	250	240
Eli Lilly & Co.	5.000%	2/9/54	270	263
Eli Lilly & Co.	5.050%	8/14/54	185	182
Eli Lilly & Co.	2.500%	9/15/60	210	121
Eli Lilly & Co.	4.950%	2/27/63	170	162
Eli Lilly & Co.	5.100%	2/9/64	228	222
Eli Lilly & Co.	5.200%	8/14/64	190	188
GE HealthCare Technologies Inc.	5.650%	11/15/27	465	478
GE HealthCare Technologies Inc.	4.800%	8/14/29	175	175
GE HealthCare Technologies Inc.	5.857%	3/15/30	235	246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
GE HealthCare Technologies Inc.	5.905%	11/22/32	260	277
GE HealthCare Technologies Inc.	6.377%	11/22/52	220	250
Gilead Sciences Inc.	3.650%	3/1/26	422	417
Gilead Sciences Inc.	2.950%	3/1/27	192	186
Gilead Sciences Inc.	1.200%	10/1/27	160	146
Gilead Sciences Inc.	4.800%	11/15/29	100	101
Gilead Sciences Inc.	1.650%	10/1/30	215	182
Gilead Sciences Inc.	5.250%	10/15/33	95	98
Gilead Sciences Inc.	5.100%	6/15/35	75	76
Gilead Sciences Inc.	4.600%	9/1/35	180	175
Gilead Sciences Inc.	4.000%	9/1/36	150	137
Gilead Sciences Inc.	2.600%	10/1/40	334	242
Gilead Sciences Inc.	5.650%	12/1/41	215	223
Gilead Sciences Inc.	4.800%	4/1/44	340	318
Gilead Sciences Inc.	4.500%	2/1/45	305	274
Gilead Sciences Inc.	4.750%	3/1/46	385	356
Gilead Sciences Inc.	4.150%	3/1/47	235	199
Gilead Sciences Inc.	2.800%	10/1/50	290	190
Gilead Sciences Inc.	5.550%	10/15/53	265	275
Gilead Sciences Inc.	5.500%	11/15/54	75	77
Gilead Sciences Inc.	5.600%	11/15/64	150	154
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	162
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	455	509
GlaxoSmithKline Capital plc	3.375%	6/1/29	90	86
HCA Inc.	5.875%	2/15/26	195	197
HCA Inc.	5.250%	6/15/26	325	326
HCA Inc.	5.375%	9/1/26	275	276
HCA Inc.	4.500%	2/15/27	240	238
HCA Inc.	3.125%	3/15/27	275	265
HCA Inc.	5.200%	6/1/28	125	127
HCA Inc.	5.625%	9/1/28	270	276
HCA Inc.	5.875%	2/1/29	220	227
HCA Inc.	4.125%	6/15/29	300	290
HCA Inc.	3.500%	9/1/30	605	559
HCA Inc.	5.450%	4/1/31	295	299
HCA Inc.	2.375%	7/15/31	150	127
HCA Inc.	3.625%	3/15/32	365	330
HCA Inc.	5.500%	6/1/33	250	253
HCA Inc.	5.600%	4/1/34	220	223
HCA Inc.	5.450%	9/15/34	190	190
HCA Inc.	5.125%	6/15/39	205	195
HCA Inc.	5.500%	6/15/47	225	216
HCA Inc.	5.250%	6/15/49	380	349
HCA Inc.	3.500%	7/15/51	260	179
HCA Inc.	4.625%	3/15/52	360	299
HCA Inc.	5.900%	6/1/53	290	290
HCA Inc.	6.000%	4/1/54	245	249
HCA Inc.	5.950%	9/15/54	150	151
Humana Inc.	1.350%	2/3/27	165	154
Humana Inc.	3.700%	3/23/29	215	205
Humana Inc.	5.375%	4/15/31	175	177
Humana Inc.	2.150%	2/3/32	105	86
Humana Inc.	5.875%	3/1/33	110	114
Humana Inc.	5.950%	3/15/34	220	229
Humana Inc.	4.950%	10/1/44	163	146
Humana Inc.	5.500%	3/15/53	110	106
Humana Inc.	5.750%	4/15/54	170	169
IQVIA Inc.	6.250%	2/1/29	240	251
Johnson & Johnson	2.450%	3/1/26	520	508
Johnson & Johnson	2.950%	3/3/27	195	190
Johnson & Johnson	0.950%	9/1/27	265	244
Johnson & Johnson	2.900%	1/15/28	205	197
Johnson & Johnson	4.800%	6/1/29	85	87
Johnson & Johnson	1.300%	9/1/30	300	255
Johnson & Johnson	4.900%	6/1/31	140	143
Johnson & Johnson	4.375%	12/5/33	173	173
Johnson & Johnson	4.950%	6/1/34	225	231
Johnson & Johnson	3.550%	3/1/36	140	126
Johnson & Johnson	3.625%	3/3/37	194	174
Johnson & Johnson	5.950%	8/15/37	140	156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	3.400%	1/15/38	242	209
	Johnson & Johnson	2.100%	9/1/40	105	73
	Johnson & Johnson	3.700%	3/1/46	375	312
	Johnson & Johnson	3.750%	3/3/47	180	150
	Johnson & Johnson	3.500%	1/15/48	115	92
	Johnson & Johnson	2.250%	9/1/50	195	121
	Johnson & Johnson	5.250%	6/1/54	175	182
	Johnson & Johnson	2.450%	9/1/60	275	162
	Laboratory Corp. of America Holdings	4.800%	10/1/34	135	131
	Laboratory Corp. of America Holdings	4.700%	2/1/45	170	154
	Merck & Co. Inc.	0.750%	2/24/26	205	196
	Merck & Co. Inc.	1.700%	6/10/27	360	338
	Merck & Co. Inc.	1.900%	12/10/28	275	250
	Merck & Co. Inc.	3.400%	3/7/29	265	255
	Merck & Co. Inc.	4.300%	5/17/30	165	164
	Merck & Co. Inc.	1.450%	6/24/30	229	195
	Merck & Co. Inc.	2.150%	12/10/31	315	269
	Merck & Co. Inc.	4.500%	5/17/33	295	291
	Merck & Co. Inc.	3.900%	3/7/39	195	172
	Merck & Co. Inc.	2.350%	6/24/40	185	131
	Merck & Co. Inc.	4.150%	5/18/43	190	167
	Merck & Co. Inc.	4.900%	5/17/44	160	155
	Merck & Co. Inc.	3.700%	2/10/45	285	231
	Merck & Co. Inc.	4.000%	3/7/49	205	170
	Merck & Co. Inc.	2.450%	6/24/50	270	166
	Merck & Co. Inc.	2.750%	12/10/51	420	271
	Merck & Co. Inc.	5.000%	5/17/53	210	203
	Merck & Co. Inc.	2.900%	12/10/61	255	157
	Merck & Co. Inc.	5.150%	5/17/63	170	165
	Mylan Inc.	4.550%	4/15/28	200	197
	Mylan Inc.	5.200%	4/15/48	150	130
	Novartis Capital Corp.	2.000%	2/14/27	375	357
	Novartis Capital Corp.	3.100%	5/17/27	250	243
	Novartis Capital Corp.	3.800%	9/18/29	200	195
	Novartis Capital Corp.	2.200%	8/14/30	320	284
	Novartis Capital Corp.	4.000%	9/18/31	75	73
	Novartis Capital Corp.	4.200%	9/18/34	250	239
	Novartis Capital Corp.	4.400%	5/6/44	365	336
	Novartis Capital Corp.	4.000%	11/20/45	230	198
	Novartis Capital Corp.	2.750%	8/14/50	55	37
	Novartis Capital Corp.	4.700%	9/18/54	185	174
	Pfizer Inc.	2.750%	6/3/26	255	249
	Pfizer Inc.	3.000%	12/15/26	295	287
	Pfizer Inc.	3.600%	9/15/28	175	171
	Pfizer Inc.	3.450%	3/15/29	330	318
	Pfizer Inc.	2.625%	4/1/30	233	212
	Pfizer Inc.	1.700%	5/28/30	157	135
	Pfizer Inc.	1.750%	8/18/31	169	141
	Pfizer Inc.	4.000%	12/15/36	220	202
	Pfizer Inc.	3.900%	3/15/39	135	118
	Pfizer Inc.	7.200%	3/15/39	455	549
	Pfizer Inc.	2.550%	5/28/40	210	152
	Pfizer Inc.	4.300%	6/15/43	170	151
	Pfizer Inc.	4.400%	5/15/44	255	230
	Pfizer Inc.	4.125%	12/15/46	300	254
	Pfizer Inc.	4.200%	9/15/48	215	183
	Pfizer Inc.	4.000%	3/15/49	270	224
	Pfizer Inc.	2.700%	5/28/50	335	219
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	570	570
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	585	584
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	465	466
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	835	827
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	455	446
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	1,000	988
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	610	593
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	185	114
	Quest Diagnostics Inc.	2.950%	6/30/30	110	100
	Quest Diagnostics Inc.	6.400%	11/30/33	95	104
	Quest Diagnostics Inc.	5.000%	12/15/34	205	203
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	150	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	185	116
	Revvity Inc.	3.300%	9/15/29	270	252
	Royalty Pharma plc	1.750%	9/2/27	145	134
	Royalty Pharma plc	2.200%	9/2/30	110	95
	Royalty Pharma plc	3.300%	9/2/40	145	109
	Royalty Pharma plc	3.550%	9/2/50	195	138
	Sanofi SA	3.625%	6/19/28	190	186
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	59	58
	Smith & Nephew plc	2.032%	10/14/30	275	234
[3]	Solventum Corp.	5.400%	3/1/29	200	203
[3]	Solventum Corp.	5.450%	3/13/31	405	411
[3]	Solventum Corp.	5.600%	3/23/34	400	407
[3]	Solventum Corp.	5.900%	4/30/54	60	62
	Stryker Corp.	3.500%	3/15/26	303	299
	Stryker Corp.	4.250%	9/11/29	90	89
	Stryker Corp.	1.950%	6/15/30	150	130
	Stryker Corp.	4.625%	9/11/34	130	128
	Stryker Corp.	4.625%	3/15/46	170	155
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	280	283
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	510	446
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	250	254
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	155
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	40	41
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	505	348
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	95	64
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	85	87
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	170	156
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	100	102
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	340	288
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	110	112
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	345	254
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	135	115
	UnitedHealth Group Inc.	3.100%	3/15/26	235	232
	UnitedHealth Group Inc.	1.150%	5/15/26	215	205
	UnitedHealth Group Inc.	3.450%	1/15/27	190	186
	UnitedHealth Group Inc.	2.950%	10/15/27	175	168
	UnitedHealth Group Inc.	5.250%	2/15/28	175	179
	UnitedHealth Group Inc.	3.850%	6/15/28	200	196
	UnitedHealth Group Inc.	3.875%	12/15/28	105	103
	UnitedHealth Group Inc.	4.250%	1/15/29	225	223
	UnitedHealth Group Inc.	4.000%	5/15/29	85	83
	UnitedHealth Group Inc.	2.875%	8/15/29	100	93
	UnitedHealth Group Inc.	4.800%	1/15/30	360	364
	UnitedHealth Group Inc.	5.300%	2/15/30	210	217
	UnitedHealth Group Inc.	2.000%	5/15/30	220	193
	UnitedHealth Group Inc.	4.900%	4/15/31	165	167
	UnitedHealth Group Inc.	2.300%	5/15/31	345	300
	UnitedHealth Group Inc.	4.950%	1/15/32	230	232
	UnitedHealth Group Inc.	4.200%	5/15/32	230	223
	UnitedHealth Group Inc.	5.350%	2/15/33	320	331
	UnitedHealth Group Inc.	4.500%	4/15/33	375	366
	UnitedHealth Group Inc.	5.000%	4/15/34	240	241
	UnitedHealth Group Inc.	5.150%	7/15/34	435	443
	UnitedHealth Group Inc.	4.625%	7/15/35	160	157
	UnitedHealth Group Inc.	5.800%	3/15/36	57	61
	UnitedHealth Group Inc.	6.875%	2/15/38	245	288
	UnitedHealth Group Inc.	3.500%	8/15/39	210	175
	UnitedHealth Group Inc.	2.750%	5/15/40	285	211
	UnitedHealth Group Inc.	3.050%	5/15/41	115	88
	UnitedHealth Group Inc.	4.250%	3/15/43	105	94
	UnitedHealth Group Inc.	5.500%	7/15/44	285	292
	UnitedHealth Group Inc.	4.750%	7/15/45	355	332
	UnitedHealth Group Inc.	4.200%	1/15/47	215	183
	UnitedHealth Group Inc.	3.750%	10/15/47	230	182
	UnitedHealth Group Inc.	4.250%	6/15/48	250	213
	UnitedHealth Group Inc.	4.450%	12/15/48	210	185
	UnitedHealth Group Inc.	3.700%	8/15/49	160	124
	UnitedHealth Group Inc.	2.900%	5/15/50	150	100
	UnitedHealth Group Inc.	3.250%	5/15/51	380	269
	UnitedHealth Group Inc.	4.750%	5/15/52	380	348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.875%	2/15/53	269	288
	UnitedHealth Group Inc.	5.050%	4/15/53	320	306
	UnitedHealth Group Inc.	5.375%	4/15/54	350	350
	UnitedHealth Group Inc.	5.625%	7/15/54	425	441
	UnitedHealth Group Inc.	3.875%	8/15/59	346	264
	UnitedHealth Group Inc.	3.125%	5/15/60	185	119
	UnitedHealth Group Inc.	4.950%	5/15/62	190	176
	UnitedHealth Group Inc.	6.050%	2/15/63	343	374
	UnitedHealth Group Inc.	5.200%	4/15/63	285	275
	UnitedHealth Group Inc.	5.500%	4/15/64	140	141
	UnitedHealth Group Inc.	5.750%	7/15/64	290	303
	Utah Acquisition Sub Inc.	3.950%	6/15/26	109	107
	Utah Acquisition Sub Inc.	5.250%	6/15/46	85	75
	Viatris Inc.	2.700%	6/22/30	180	158
	Viatris Inc.	3.850%	6/22/40	205	160
	Viatris Inc.	4.000%	6/22/50	305	219
	Wyeth LLC	6.500%	2/1/34	240	268
	Wyeth LLC	5.950%	4/1/37	305	328
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	105	91
	Zoetis Inc.	3.000%	9/12/27	155	149
	Zoetis Inc.	2.000%	5/15/30	140	122
	Zoetis Inc.	5.600%	11/16/32	75	79
	Zoetis Inc.	4.700%	2/1/43	250	231
					105,819
Industrials (2.0%)
	Amphenol Corp.	2.800%	2/15/30	140	128
	Amphenol Corp.	2.200%	9/15/31	190	161
	Amphenol Corp.	5.000%	1/15/35	100	100
	Carrier Global Corp.	2.493%	2/15/27	219	210
	Carrier Global Corp.	2.722%	2/15/30	325	294
	Carrier Global Corp.	2.700%	2/15/31	125	111
	Carrier Global Corp.	5.900%	3/15/34	129	137
	Carrier Global Corp.	3.377%	4/5/40	310	249
	Carrier Global Corp.	3.577%	4/5/50	231	176
	Deere & Co.	3.900%	6/9/42	115	100
	Deere & Co.	3.750%	4/15/50	150	123
	FedEx Corp.	3.250%	4/1/26	190	187
	FedEx Corp.	3.100%	8/5/29	200	187
	FedEx Corp.	4.250%	5/15/30	190	187
	FedEx Corp.	2.400%	5/15/31	95	83
	FedEx Corp.	3.250%	5/15/41	150	114
	FedEx Corp.	4.750%	11/15/45	195	174
	FedEx Corp.	4.550%	4/1/46	235	204
	FedEx Corp.	4.400%	1/15/47	130	110
	FedEx Corp.	4.050%	2/15/48	150	121
	FedEx Corp.	4.950%	10/17/48	160	146
	FedEx Corp.	5.250%	5/15/50	235	226
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	145	124
	Illinois Tool Works Inc.	2.650%	11/15/26	265	257
	Illinois Tool Works Inc.	3.900%	9/1/42	220	188
	Ingersoll Rand Inc.	5.176%	6/15/29	110	112
	Ingersoll Rand Inc.	5.700%	8/14/33	135	141
	Ingersoll Rand Inc.	5.450%	6/15/34	180	185
[2]	John Deere Capital Corp.	4.800%	1/9/26	240	241
[2]	John Deere Capital Corp.	0.700%	1/15/26	255	245
[2]	John Deere Capital Corp.	4.150%	9/15/27	195	194
[2]	John Deere Capital Corp.	4.750%	1/20/28	190	192
[2]	John Deere Capital Corp.	4.950%	7/14/28	335	341
	John Deere Capital Corp.	4.500%	1/16/29	125	125
[2]	John Deere Capital Corp.	4.850%	6/11/29	92	93
[2]	John Deere Capital Corp.	4.700%	6/10/30	303	306
[2]	John Deere Capital Corp.	4.900%	3/7/31	185	188
	John Deere Capital Corp.	4.400%	9/8/31	210	207
[2]	John Deere Capital Corp.	5.150%	9/8/33	305	314
[2]	John Deere Capital Corp.	5.100%	4/11/34	170	174
[2]	John Deere Capital Corp.	5.050%	6/12/34	125	127
	LKQ Corp.	5.750%	6/15/28	125	128
	Otis Worldwide Corp.	5.250%	8/16/28	20	20
	Otis Worldwide Corp.	2.565%	2/15/30	365	328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Otis Worldwide Corp.	3.362%	2/15/50	150	110
	Republic Services Inc.	3.950%	5/15/28	165	162
	Republic Services Inc.	4.875%	4/1/29	10	10
	Republic Services Inc.	1.750%	2/15/32	100	82
	Southwest Airlines Co.	5.125%	6/15/27	310	313
	Trane Technologies Financing Ltd.	3.800%	3/21/29	165	160
	Trimble Inc.	6.100%	3/15/33	160	169
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	353	361
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	484	500
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	170	174
	United Parcel Service Inc.	3.050%	11/15/27	165	159
	United Parcel Service Inc.	3.400%	3/15/29	177	170
	United Parcel Service Inc.	4.450%	4/1/30	182	182
	United Parcel Service Inc.	4.875%	3/3/33	165	167
	United Parcel Service Inc.	5.150%	5/22/34	175	179
	United Parcel Service Inc.	6.200%	1/15/38	290	322
	United Parcel Service Inc.	3.750%	11/15/47	110	88
	United Parcel Service Inc.	4.250%	3/15/49	116	99
	United Parcel Service Inc.	5.300%	4/1/50	95	96
	United Parcel Service Inc.	5.050%	3/3/53	194	188
	United Parcel Service Inc.	5.500%	5/22/54	225	233
	Waste Connections Inc.	4.200%	1/15/33	110	105
	Waste Connections Inc.	5.000%	3/1/34	135	136
	Waste Connections Inc.	2.950%	1/15/52	185	123
	Waste Management Inc.	3.150%	11/15/27	345	333
	Waste Management Inc.	4.500%	3/15/28	175	175
	Waste Management Inc.	4.875%	2/15/29	110	112
	Waste Management Inc.	1.500%	3/15/31	240	199
	Waste Management Inc.	4.950%	7/3/31	100	102
	Waste Management Inc.	4.800%	3/15/32	125	125
	Waste Management Inc.	4.875%	2/15/34	230	231
	Waste Management Inc.	4.950%	3/15/35	150	151
	Waste Management Inc.	5.350%	10/15/54	225	229
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	194	189
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	210	210
	WW Grainger Inc.	4.600%	6/15/45	195	182
					14,284
Materials (1.2%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	120	121
	Air Products and Chemicals Inc.	2.050%	5/15/30	195	172
	Air Products and Chemicals Inc.	4.850%	2/8/34	235	236
	Air Products and Chemicals Inc.	2.700%	5/15/40	120	90
	Air Products and Chemicals Inc.	2.800%	5/15/50	165	111
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	155	143
	ArcelorMittal SA	6.550%	11/29/27	180	188
	ArcelorMittal SA	6.800%	11/29/32	185	203
	Berry Global Inc.	1.570%	1/15/26	330	318
[3]	Berry Global Inc.	5.800%	6/15/31	130	134
[3]	Berry Global Inc.	5.650%	1/15/34	165	169
	Carlisle Cos. Inc.	2.750%	3/1/30	135	122
	CF Industries Inc.	5.150%	3/15/34	120	119
	CF Industries Inc.	4.950%	6/1/43	120	110
	CF Industries Inc.	5.375%	3/15/44	150	145
	CRH America Finance Inc.	5.400%	5/21/34	220	226
	CRH SMW Finance DAC	5.200%	5/21/29	25	25
	DuPont de Nemours Inc.	4.725%	11/15/28	350	353
	DuPont de Nemours Inc.	5.319%	11/15/38	155	161
	DuPont de Nemours Inc.	5.419%	11/15/48	395	417
	Eagle Materials Inc.	2.500%	7/1/31	160	140
	Huntsman International LLC	4.500%	5/1/29	125	121
	International Flavors & Fragrances Inc.	5.000%	9/26/48	145	130
	Martin Marietta Materials Inc.	2.400%	7/15/31	180	155
	Martin Marietta Materials Inc.	5.150%	12/1/34	100	101
	Martin Marietta Materials Inc.	3.200%	7/15/51	145	101
	Martin Marietta Materials Inc.	5.500%	12/1/54	125	126
	Newmont Corp.	5.300%	3/15/26	75	76
	Newmont Corp.	2.250%	10/1/30	240	210
	Newmont Corp.	2.600%	7/15/32	175	151
	Newmont Corp.	5.350%	3/15/34	165	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newmont Corp.	6.250%	10/1/39	135	147
	Newmont Corp.	4.875%	3/15/42	230	218
	Nutrien Ltd.	4.900%	3/27/28	390	393
	Nutrien Ltd.	4.200%	4/1/29	140	138
	Nutrien Ltd.	5.000%	4/1/49	84	78
	Nutrien Ltd.	5.800%	3/27/53	185	193
	Sherwin-Williams Co.	3.450%	6/1/27	240	234
	Sherwin-Williams Co.	2.950%	8/15/29	109	101
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	190	193
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	185	189
[3]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	175	181
	Suzano Austria GmbH	6.000%	1/15/29	325	330
	Suzano Austria GmbH	5.000%	1/15/30	175	171
	Suzano Austria GmbH	3.750%	1/15/31	185	167
[2]	Suzano Austria GmbH	3.125%	1/15/32	135	115
	Vulcan Materials Co.	3.500%	6/1/30	140	131
	Vulcan Materials Co.	5.350%	12/1/34	125	128
	Vulcan Materials Co.	5.700%	12/1/54	125	130
	WRKCo Inc.	4.900%	3/15/29	130	130
					8,409
Real Estate (1.9%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	88	80
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	135	110
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	233	183
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	195	165
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	180	118
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	115	83
	American Tower Corp.	3.375%	10/15/26	240	234
	American Tower Corp.	2.750%	1/15/27	180	173
	American Tower Corp.	3.550%	7/15/27	125	122
	American Tower Corp.	5.800%	11/15/28	70	73
	American Tower Corp.	3.800%	8/15/29	240	230
	American Tower Corp.	2.900%	1/15/30	65	59
	American Tower Corp.	2.100%	6/15/30	130	113
	American Tower Corp.	1.875%	10/15/30	130	110
	American Tower Corp.	5.650%	3/15/33	130	135
	American Tower Corp.	5.550%	7/15/33	50	51
	American Tower Corp.	5.900%	11/15/33	195	206
	American Tower Corp.	3.100%	6/15/50	210	143
	American Tower Corp.	2.950%	1/15/51	290	192
	Boston Properties LP	3.650%	2/1/26	275	271
	Boston Properties LP	2.750%	10/1/26	190	183
	Boston Properties LP	6.750%	12/1/27	105	110
	Boston Properties LP	4.500%	12/1/28	240	235
	Boston Properties LP	3.400%	6/21/29	183	170
	Boston Properties LP	3.250%	1/30/31	190	169
	Boston Properties LP	2.550%	4/1/32	140	115
	Boston Properties LP	2.450%	10/1/33	130	102
	Boston Properties LP	6.500%	1/15/34	60	64
	Boston Properties LP	5.750%	1/15/35	160	161
	Brixmor Operating Partnership LP	4.125%	5/15/29	140	136
	Brixmor Operating Partnership LP	4.050%	7/1/30	175	167
	Camden Property Trust	2.800%	5/15/30	140	127
	CBRE Services Inc.	5.950%	8/15/34	365	385
	Crown Castle Inc.	4.450%	2/15/26	175	174
	Crown Castle Inc.	3.700%	6/15/26	160	157
	Crown Castle Inc.	1.050%	7/15/26	230	217
	Crown Castle Inc.	2.900%	3/15/27	120	115
	Crown Castle Inc.	3.650%	9/1/27	100	97
	Crown Castle Inc.	5.000%	1/11/28	185	186
	Crown Castle Inc.	3.800%	2/15/28	150	146
	Crown Castle Inc.	5.600%	6/1/29	120	124
	Crown Castle Inc.	3.300%	7/1/30	175	161
	Crown Castle Inc.	2.250%	1/15/31	150	128
	Crown Castle Inc.	2.100%	4/1/31	175	147
	Crown Castle Inc.	2.500%	7/15/31	149	128
	Crown Castle Inc.	5.100%	5/1/33	135	135
	Crown Castle Inc.	5.800%	3/1/34	110	114
	Crown Castle Inc.	2.900%	4/1/41	210	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	3.250%	1/15/51	232	160
	Digital Realty Trust LP	3.700%	8/15/27	185	180
	Digital Realty Trust LP	5.550%	1/15/28	165	169
	Digital Realty Trust LP	3.600%	7/1/29	160	153
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	75	77
	Equinix Inc.	3.200%	11/18/29	350	326
	Equinix Inc.	2.150%	7/15/30	164	143
	Equinix Inc.	2.500%	5/15/31	150	130
	Equinix Inc.	3.900%	4/15/32	190	179
	ERP Operating LP	4.500%	7/1/44	105	95
	Healthcare Realty Holdings LP	2.000%	3/15/31	115	96
	Healthpeak OP LLC	3.000%	1/15/30	105	96
	Healthpeak OP LLC	5.250%	12/15/32	110	112
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	85	78
	Prologis LP	4.875%	6/15/28	90	91
	Prologis LP	2.250%	4/15/30	190	168
	Prologis LP	1.250%	10/15/30	81	67
	Prologis LP	4.750%	6/15/33	145	144
	Prologis LP	5.125%	1/15/34	125	126
	Prologis LP	5.000%	3/15/34	230	231
	Prologis LP	5.250%	6/15/53	175	173
	Prologis LP	5.250%	3/15/54	145	144
	Public Storage Operating Co.	5.350%	8/1/53	155	156
	Realty Income Corp.	3.250%	1/15/31	195	179
	Realty Income Corp.	5.625%	10/13/32	150	157
	Realty Income Corp.	5.125%	2/15/34	75	75
	Sabra Health Care LP	3.200%	12/1/31	305	267
	Simon Property Group LP	3.300%	1/15/26	162	160
	Simon Property Group LP	3.250%	11/30/26	85	83
	Simon Property Group LP	3.375%	6/15/27	70	68
	Simon Property Group LP	3.375%	12/1/27	165	160
	Simon Property Group LP	1.750%	2/1/28	130	120
	Simon Property Group LP	2.450%	9/13/29	250	227
	Simon Property Group LP	2.650%	7/15/30	160	144
	Simon Property Group LP	4.750%	9/26/34	170	165
	Simon Property Group LP	3.250%	9/13/49	243	173
	Simon Property Group LP	3.800%	7/15/50	165	128
	Sun Communities Operating LP	2.700%	7/15/31	115	99
	Ventas Realty LP	4.400%	1/15/29	180	177
	Welltower OP LLC	4.250%	4/15/28	220	217
	Welltower OP LLC	3.100%	1/15/30	160	147
	Welltower OP LLC	2.800%	6/1/31	45	40
					13,237
Technology (11.5%)
	Adobe Inc.	2.150%	2/1/27	150	143
	Adobe Inc.	4.800%	4/4/29	120	122
	Adobe Inc.	2.300%	2/1/30	200	180
	Adobe Inc.	4.950%	4/4/34	185	189
	Apple Inc.	0.700%	2/8/26	505	484
	Apple Inc.	3.250%	2/23/26	575	568
	Apple Inc.	4.421%	5/8/26	85	85
	Apple Inc.	2.450%	8/4/26	395	383
	Apple Inc.	2.050%	9/11/26	332	319
	Apple Inc.	3.350%	2/9/27	450	441
	Apple Inc.	3.200%	5/11/27	440	429
	Apple Inc.	3.000%	6/20/27	230	223
	Apple Inc.	2.900%	9/12/27	330	318
	Apple Inc.	3.000%	11/13/27	254	246
	Apple Inc.	1.200%	2/8/28	415	378
	Apple Inc.	4.000%	5/10/28	240	239
	Apple Inc.	1.400%	8/5/28	380	343
	Apple Inc.	3.250%	8/8/29	200	191
	Apple Inc.	2.200%	9/11/29	255	232
	Apple Inc.	1.650%	5/11/30	365	318
	Apple Inc.	1.250%	8/20/30	180	153
	Apple Inc.	1.650%	2/8/31	435	372
	Apple Inc.	1.700%	8/5/31	145	123
	Apple Inc.	3.350%	8/8/32	460	431
	Apple Inc.	4.300%	5/10/33	125	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.500%	2/23/36	288	289
	Apple Inc.	2.375%	2/8/41	335	242
	Apple Inc.	3.850%	5/4/43	525	456
	Apple Inc.	4.450%	5/6/44	195	186
	Apple Inc.	3.450%	2/9/45	390	314
	Apple Inc.	4.375%	5/13/45	365	338
	Apple Inc.	4.650%	2/23/46	705	674
	Apple Inc.	3.850%	8/4/46	300	254
	Apple Inc.	4.250%	2/9/47	245	221
	Apple Inc.	3.750%	9/12/47	280	231
	Apple Inc.	3.750%	11/13/47	225	186
	Apple Inc.	2.950%	9/11/49	265	187
	Apple Inc.	2.650%	5/11/50	385	254
	Apple Inc.	2.400%	8/20/50	245	153
	Apple Inc.	2.650%	2/8/51	395	259
	Apple Inc.	2.700%	8/5/51	265	175
	Apple Inc.	3.950%	8/8/52	310	261
	Apple Inc.	4.850%	5/10/53	155	154
	Apple Inc.	2.550%	8/20/60	335	209
	Apple Inc.	2.800%	2/8/61	435	276
	Apple Inc.	2.850%	8/5/61	340	219
	Apple Inc.	4.100%	8/8/62	100	84
	Applied Materials Inc.	3.300%	4/1/27	251	245
	Applied Materials Inc.	1.750%	6/1/30	80	69
	Applied Materials Inc.	4.350%	4/1/47	215	191
	Applied Materials Inc.	2.750%	6/1/50	125	83
	Autodesk Inc.	2.400%	12/15/31	175	150
	Automatic Data Processing Inc.	1.700%	5/15/28	185	170
	Automatic Data Processing Inc.	1.250%	9/1/30	175	147
	Automatic Data Processing Inc.	4.450%	9/9/34	125	122
	Broadcom Corp.	3.875%	1/15/27	500	493
	Broadcom Corp.	3.500%	1/15/28	255	246
	Broadcom Inc.	3.459%	9/15/26	115	113
	Broadcom Inc.	5.050%	7/12/27	210	212
[3]	Broadcom Inc.	1.950%	2/15/28	110	101
	Broadcom Inc.	4.150%	2/15/28	125	123
	Broadcom Inc.	4.110%	9/15/28	195	192
[3]	Broadcom Inc.	4.000%	4/15/29	230	223
	Broadcom Inc.	4.750%	4/15/29	195	195
	Broadcom Inc.	5.050%	7/12/29	379	384
	Broadcom Inc.	4.350%	2/15/30	210	206
	Broadcom Inc.	4.150%	11/15/30	300	290
[3]	Broadcom Inc.	2.450%	2/15/31	490	428
	Broadcom Inc.	5.150%	11/15/31	200	204
[2]	Broadcom Inc.	4.550%	2/15/32	125	122
[3]	Broadcom Inc.	4.150%	4/15/32	300	285
	Broadcom Inc.	4.300%	11/15/32	420	403
[3]	Broadcom Inc.	2.600%	2/15/33	360	302
[3]	Broadcom Inc.	3.419%	4/15/33	378	337
[3]	Broadcom Inc.	3.469%	4/15/34	595	525
	Broadcom Inc.	4.800%	10/15/34	340	333
[3]	Broadcom Inc.	3.137%	11/15/35	565	470
[3]	Broadcom Inc.	3.187%	11/15/36	430	354
[3]	Broadcom Inc.	4.926%	5/15/37	422	410
[3]	Broadcom Inc.	3.500%	2/15/41	505	404
[3]	Broadcom Inc.	3.750%	2/15/51	370	284
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	295	270
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	140	122
	Cadence Design Systems Inc.	4.300%	9/10/29	260	257
	CDW LLC	2.670%	12/1/26	265	253
	CDW LLC	3.569%	12/1/31	205	184
	Cintas Corp. No. 2	3.700%	4/1/27	215	211
	Cisco Systems Inc.	4.900%	2/26/26	265	267
	Cisco Systems Inc.	2.950%	2/28/26	165	162
	Cisco Systems Inc.	2.500%	9/20/26	250	243
	Cisco Systems Inc.	4.800%	2/26/27	370	374
	Cisco Systems Inc.	4.850%	2/26/29	425	432
	Cisco Systems Inc.	4.950%	2/26/31	455	464
	Cisco Systems Inc.	5.050%	2/26/34	500	510
	Cisco Systems Inc.	5.900%	2/15/39	370	403

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cisco Systems Inc.	5.500%	1/15/40	365	382
Cisco Systems Inc.	5.300%	2/26/54	340	350
Cisco Systems Inc.	5.350%	2/26/64	170	174
Concentrix Corp.	6.650%	8/2/26	155	158
Concentrix Corp.	6.600%	8/2/28	210	215
Corning Inc.	4.375%	11/15/57	140	115
Corning Inc.	5.450%	11/15/79	190	183
Dell International LLC	6.020%	6/15/26	409	415
Dell International LLC	4.900%	10/1/26	272	273
Dell International LLC	5.250%	2/1/28	100	102
Dell International LLC	5.300%	10/1/29	260	266
Dell International LLC	5.750%	2/1/33	200	210
Dell International LLC	5.400%	4/15/34	175	179
Dell International LLC	4.850%	2/1/35	125	122
Dell International LLC	8.100%	7/15/36	215	261
Dell International LLC	3.375%	12/15/41	155	119
Equifax Inc.	5.100%	12/15/27	205	207
Equifax Inc.	2.350%	9/15/31	185	157
Fidelity National Information Services Inc.	1.150%	3/1/26	225	215
Fidelity National Information Services Inc.	1.650%	3/1/28	140	127
Fidelity National Information Services Inc.	2.250%	3/1/31	235	203
Fidelity National Information Services Inc.	5.100%	7/15/32	80	81
Fidelity National Information Services Inc.	3.100%	3/1/41	125	95
Fiserv Inc.	3.200%	7/1/26	240	235
Fiserv Inc.	5.150%	3/15/27	10	10
Fiserv Inc.	2.250%	6/1/27	250	236
Fiserv Inc.	5.450%	3/2/28	170	174
Fiserv Inc.	4.200%	10/1/28	270	265
Fiserv Inc.	3.500%	7/1/29	485	461
Fiserv Inc.	4.750%	3/15/30	150	150
Fiserv Inc.	2.650%	6/1/30	225	201
Fiserv Inc.	5.600%	3/2/33	130	135
Fiserv Inc.	5.625%	8/21/33	205	213
Fiserv Inc.	5.450%	3/15/34	140	143
Fiserv Inc.	5.150%	8/12/34	170	171
Fiserv Inc.	4.400%	7/1/49	407	353
Hewlett Packard Enterprise Co.	1.750%	4/1/26	145	139
Hewlett Packard Enterprise Co.	4.450%	9/25/26	225	224
Hewlett Packard Enterprise Co.	4.400%	9/25/27	210	209
Hewlett Packard Enterprise Co.	4.550%	10/15/29	325	322
Hewlett Packard Enterprise Co.	4.850%	10/15/31	175	174
Hewlett Packard Enterprise Co.	5.000%	10/15/34	400	395
Hewlett Packard Enterprise Co.	6.350%	10/15/45	189	203
Hewlett Packard Enterprise Co.	5.600%	10/15/54	350	347
HP Inc.	3.000%	6/17/27	180	173
HP Inc.	4.750%	1/15/28	230	231
HP Inc.	4.000%	4/15/29	135	131
HP Inc.	2.650%	6/17/31	140	122
HP Inc.	5.500%	1/15/33	185	190
HP Inc.	6.000%	9/15/41	198	208
IBM International Capital Pte. Ltd.	4.900%	2/5/34	200	199
IBM International Capital Pte. Ltd.	5.250%	2/5/44	85	84
IBM International Capital Pte. Ltd.	5.300%	2/5/54	255	250
Intel Corp.	4.875%	2/10/26	280	280
Intel Corp.	2.600%	5/19/26	125	121
Intel Corp.	3.750%	3/25/27	110	108
Intel Corp.	3.150%	5/11/27	225	217
Intel Corp.	3.750%	8/5/27	220	215
Intel Corp.	4.875%	2/10/28	330	331
Intel Corp.	1.600%	8/12/28	155	138
Intel Corp.	4.000%	8/5/29	130	126
Intel Corp.	2.450%	11/15/29	405	362
Intel Corp.	5.125%	2/10/30	250	253
Intel Corp.	3.900%	3/25/30	250	238
Intel Corp.	2.000%	8/12/31	210	174
Intel Corp.	4.150%	8/5/32	215	202
Intel Corp.	4.000%	12/15/32	35	33
Intel Corp.	5.200%	2/10/33	375	375
Intel Corp.	5.150%	2/21/34	205	204
Intel Corp.	4.600%	3/25/40	180	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.800%	8/12/41	215	146
	Intel Corp.	4.800%	10/1/41	155	138
	Intel Corp.	5.625%	2/10/43	255	248
	Intel Corp.	4.900%	7/29/45	250	218
	Intel Corp.	4.100%	5/19/46	230	177
	Intel Corp.	4.100%	5/11/47	155	119
	Intel Corp.	3.734%	12/8/47	355	255
	Intel Corp.	3.250%	11/15/49	500	327
	Intel Corp.	4.750%	3/25/50	285	239
	Intel Corp.	3.050%	8/12/51	205	127
	Intel Corp.	4.900%	8/5/52	190	162
	Intel Corp.	5.700%	2/10/53	305	292
	Intel Corp.	5.600%	2/21/54	135	128
	Intel Corp.	3.100%	2/15/60	155	91
	Intel Corp.	4.950%	3/25/60	185	157
	Intel Corp.	3.200%	8/12/61	215	128
	Intel Corp.	5.050%	8/5/62	195	166
	Intel Corp.	5.900%	2/10/63	190	185
	International Business Machines Corp.	4.500%	2/6/26	180	180
	International Business Machines Corp.	3.450%	2/19/26	263	260
	International Business Machines Corp.	3.300%	5/15/26	420	413
	International Business Machines Corp.	1.700%	5/15/27	190	178
	International Business Machines Corp.	4.150%	7/27/27	160	159
	International Business Machines Corp.	4.500%	2/6/28	245	246
	International Business Machines Corp.	3.500%	5/15/29	495	474
	International Business Machines Corp.	1.950%	5/15/30	250	217
	International Business Machines Corp.	4.400%	7/27/32	120	117
	International Business Machines Corp.	4.750%	2/6/33	165	165
	International Business Machines Corp.	4.150%	5/15/39	429	382
	International Business Machines Corp.	4.000%	6/20/42	145	123
	International Business Machines Corp.	4.250%	5/15/49	490	416
	International Business Machines Corp.	2.950%	5/15/50	300	200
	International Business Machines Corp.	4.900%	7/27/52	125	118
	Intuit Inc.	5.250%	9/15/26	200	203
	Intuit Inc.	5.125%	9/15/28	95	97
	Intuit Inc.	5.200%	9/15/33	215	221
	Intuit Inc.	5.500%	9/15/53	260	267
	KLA Corp.	4.100%	3/15/29	125	123
	KLA Corp.	4.650%	7/15/32	100	100
	KLA Corp.	3.300%	3/1/50	200	147
	KLA Corp.	4.950%	7/15/52	235	224
	KLA Corp.	5.250%	7/15/62	135	135
	Lam Research Corp.	3.750%	3/15/26	150	149
	Lam Research Corp.	4.000%	3/15/29	170	167
	Lam Research Corp.	1.900%	6/15/30	135	117
	Lam Research Corp.	4.875%	3/15/49	140	132
	Lam Research Corp.	2.875%	6/15/50	155	104
	Marvell Technology Inc.	2.950%	4/15/31	145	129
	Microchip Technology Inc.	5.050%	3/15/29	170	171
	Micron Technology Inc.	4.185%	2/15/27	150	148
	Micron Technology Inc.	6.750%	11/1/29	355	383
	Micron Technology Inc.	4.663%	2/15/30	200	198
	Micron Technology Inc.	5.300%	1/15/31	120	122
	Micron Technology Inc.	2.703%	4/15/32	220	188
	Micron Technology Inc.	5.875%	2/9/33	120	126
	Micron Technology Inc.	5.875%	9/15/33	145	152
	Microsoft Corp.	2.400%	8/8/26	800	775
	Microsoft Corp.	3.300%	2/6/27	545	535
	Microsoft Corp.	3.500%	2/12/35	325	302
	Microsoft Corp.	3.450%	8/8/36	370	331
	Microsoft Corp.	4.100%	2/6/37	122	117
	Microsoft Corp.	4.450%	11/3/45	255	246
	Microsoft Corp.	3.700%	8/8/46	301	253
	Microsoft Corp.	4.250%	2/6/47	215	203
[4]	Microsoft Corp.	2.525%	6/1/50	1,035	673
	Microsoft Corp.	2.500%	9/15/50	460	295
	Microsoft Corp.	2.921%	3/17/52	889	622
	Microsoft Corp.	4.500%	2/6/57	205	196
	Microsoft Corp.	2.675%	6/1/60	670	418
	Microsoft Corp.	3.041%	3/17/62	300	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Motorola Solutions Inc.	4.600%	5/23/29	140	139
	Motorola Solutions Inc.	2.300%	11/15/30	120	104
	Motorola Solutions Inc.	2.750%	5/24/31	145	128
	Motorola Solutions Inc.	5.400%	4/15/34	175	179
	NVIDIA Corp.	3.200%	9/16/26	170	167
	NVIDIA Corp.	1.550%	6/15/28	258	235
	NVIDIA Corp.	2.850%	4/1/30	255	236
	NVIDIA Corp.	2.000%	6/15/31	265	229
	NVIDIA Corp.	3.500%	4/1/40	180	154
	NVIDIA Corp.	3.500%	4/1/50	355	280
	NXP BV	4.300%	6/18/29	265	260
	NXP BV	3.400%	5/1/30	145	134
	NXP BV	2.500%	5/11/31	170	147
	NXP BV	2.650%	2/15/32	125	107
	NXP BV	5.000%	1/15/33	175	174
	NXP BV	3.250%	5/11/41	170	129
	Oracle Corp.	1.650%	3/25/26	480	462
	Oracle Corp.	2.650%	7/15/26	520	505
	Oracle Corp.	2.800%	4/1/27	447	430
	Oracle Corp.	3.250%	11/15/27	415	401
	Oracle Corp.	2.300%	3/25/28	465	433
	Oracle Corp.	4.500%	5/6/28	155	155
[2]	Oracle Corp.	4.200%	9/27/29	200	196
	Oracle Corp.	6.150%	11/9/29	215	228
	Oracle Corp.	2.950%	4/1/30	560	512
	Oracle Corp.	4.650%	5/6/30	126	126
	Oracle Corp.	2.875%	3/25/31	605	540
	Oracle Corp.	6.250%	11/9/32	435	472
	Oracle Corp.	4.900%	2/6/33	275	274
	Oracle Corp.	4.300%	7/8/34	385	364
	Oracle Corp.	4.700%	9/27/34	345	337
	Oracle Corp.	3.900%	5/15/35	210	190
	Oracle Corp.	3.850%	7/15/36	280	247
	Oracle Corp.	3.800%	11/15/37	333	287
	Oracle Corp.	6.500%	4/15/38	315	348
	Oracle Corp.	6.125%	7/8/39	220	237
	Oracle Corp.	3.600%	4/1/40	445	362
	Oracle Corp.	5.375%	7/15/40	365	364
	Oracle Corp.	3.650%	3/25/41	310	251
	Oracle Corp.	4.500%	7/8/44	240	212
	Oracle Corp.	4.125%	5/15/45	370	307
	Oracle Corp.	4.000%	7/15/46	550	443
	Oracle Corp.	4.000%	11/15/47	310	248
	Oracle Corp.	3.600%	4/1/50	801	593
	Oracle Corp.	3.950%	3/25/51	605	473
	Oracle Corp.	6.900%	11/9/52	557	656
	Oracle Corp.	5.550%	2/6/53	405	406
	Oracle Corp.	5.375%	9/27/54	400	389
	Oracle Corp.	4.375%	5/15/55	240	199
	Oracle Corp.	3.850%	4/1/60	560	409
	Oracle Corp.	4.100%	3/25/61	215	164
	Oracle Corp.	5.500%	9/27/64	125	121
	Qorvo Inc.	4.375%	10/15/29	105	99
	QUALCOMM Inc.	3.250%	5/20/27	277	270
	QUALCOMM Inc.	1.300%	5/20/28	60	54
	QUALCOMM Inc.	2.150%	5/20/30	285	252
	QUALCOMM Inc.	1.650%	5/20/32	315	255
	QUALCOMM Inc.	4.650%	5/20/35	95	94
	QUALCOMM Inc.	4.800%	5/20/45	274	258
	QUALCOMM Inc.	4.300%	5/20/47	300	260
	QUALCOMM Inc.	3.250%	5/20/50	225	162
	QUALCOMM Inc.	4.500%	5/20/52	140	123
	QUALCOMM Inc.	6.000%	5/20/53	140	153
	Quanta Services Inc.	2.900%	10/1/30	145	132
	RELX Capital Inc.	4.000%	3/18/29	225	220
	RELX Capital Inc.	3.000%	5/22/30	165	152
	Roper Technologies Inc.	4.200%	9/15/28	100	99
	Roper Technologies Inc.	1.750%	2/15/31	180	150
	Roper Technologies Inc.	4.900%	10/15/34	150	148
	S&P Global Inc.	2.450%	3/1/27	200	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	S&P Global Inc.	2.700%	3/1/29	195	181
	S&P Global Inc.	4.250%	5/1/29	150	148
	S&P Global Inc.	2.900%	3/1/32	165	147
	S&P Global Inc.	3.700%	3/1/52	285	225
	Salesforce Inc.	3.700%	4/11/28	250	245
	Salesforce Inc.	1.500%	7/15/28	105	95
	Salesforce Inc.	1.950%	7/15/31	200	171
	Salesforce Inc.	2.700%	7/15/41	308	227
	Salesforce Inc.	2.900%	7/15/51	300	203
	Salesforce Inc.	3.050%	7/15/61	195	127
	ServiceNow Inc.	1.400%	9/1/30	214	180
	Texas Instruments Inc.	2.250%	9/4/29	175	159
	Texas Instruments Inc.	1.750%	5/4/30	160	139
	Texas Instruments Inc.	4.900%	3/14/33	165	168
	Texas Instruments Inc.	3.875%	3/15/39	225	201
	Texas Instruments Inc.	4.150%	5/15/48	300	258
	Texas Instruments Inc.	5.150%	2/8/54	100	99
	Texas Instruments Inc.	5.050%	5/18/63	240	231
	TSMC Arizona Corp.	1.750%	10/25/26	200	189
	TSMC Arizona Corp.	3.875%	4/22/27	110	108
	TSMC Arizona Corp.	2.500%	10/25/31	240	209
	TSMC Arizona Corp.	4.250%	4/22/32	140	137
	TSMC Arizona Corp.	3.125%	10/25/41	220	177
	TSMC Arizona Corp.	3.250%	10/25/51	170	130
	TSMC Arizona Corp.	4.500%	4/22/52	180	173
	VMware LLC	1.400%	8/15/26	245	232
	VMware LLC	3.900%	8/21/27	255	250
	VMware LLC	1.800%	8/15/28	100	90
	VMware LLC	4.700%	5/15/30	205	203
	VMware LLC	2.200%	8/15/31	175	147
	Workday Inc.	3.500%	4/1/27	150	147
	Workday Inc.	3.700%	4/1/29	180	173
	Workday Inc.	3.800%	4/1/32	225	209
	Xilinx Inc.	2.375%	6/1/30	170	152
					80,188
Utilities (0.2%)
	American Water Capital Corp.	4.450%	6/1/32	320	313
	American Water Capital Corp.	3.750%	9/1/47	115	90
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	290	307
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	155	147
[3]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	85	88
	PPL Electric Utilities Corp.	5.250%	5/15/53	95	96
					1,041
Total Corporate Bonds (Cost $704,596)					685,997
Total Investments (98.3%) (Cost $705,778)					687,181
Other Assets and Liabilities—Net (1.7%)					12,219
Net Assets (100%)					699,400
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $6,424,000, representing 0.9% of net assets.
4	Securities with a value of $87,000 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	9	1,855	4
5-Year U.S. Treasury Note	March 2025	13	1,399	—
Ultra 10-Year U.S. Treasury Note	March 2025	19	2,181	4
Ultra Long U.S. Treasury Bond	March 2025	3	382	—
				8

Short Futures Contracts
Long U.S. Treasury Bond	March 2025	(2)	(239)	(5)
				3

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,184	—	1,184
Corporate Bonds	—	685,997	—	685,997
Total	—	687,181	—	687,181

Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Liabilities
Futures Contracts[1]	(5)	—	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.